                                Nationwide(R) VL
                               Separate Account-C
                                 June 30, 2001

                                [STARS GRAPHIC]
                            The Best of America(R)
                        America's FUTURE Life Series(SM)


                                      2001
                               SEMI-ANNUAL REPORT



                              [NATIONWIDE GRAPHIC]

                 Nationwide Life and Annuity Insurance Company
                          Home Office: Columbus, Ohio

                              [NATIONWIDE GRAPHIC]


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                         [PICTURE OF JOSEPH J. GASPER]


                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VL Separate Account-C.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 46. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 42, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VL SEPARATE ACCOUNT- C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2001
                                   (UNAUDITED)

Assets:
    Investments at fair value:
    American Century Variable Portfolios, Inc. - American Century VP Balanced (ACVPBal)
      64,280 shares (cost $443,356) ........................................................        $   431,959

    American Century Variable Portfolios, Inc. -
    American Century VP Capital Appreciation (ACVPCapAp)
      124,934 shares (cost $1,266,899) .....................................................          1,116,914

    American Century Variable Portfolios, Inc. -
    American Century VP Income & Growth (ACVPIncGr)
      1,028,201 shares (cost $7,205,588) ...................................................          6,971,205

    American Century Variable Portfolios, Inc. - American Century VP International (ACVPInt)
      2,072,504 shares (cost $19,651,451) ..................................................         15,398,705

    American Century Variable Portfolios, Inc. - American Century VP Value (ACVPValue)
      920,212 shares (cost $6,236,615) .....................................................          6,505,901

    Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio (WPGIPVenCp)
      72,015 shares (cost $912,625) ........................................................            788,565

    Credit Suisse Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
      29,212 shares (cost $276,154) ........................................................            263,491

    Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
      379,247 shares (cost $5,494,127) .....................................................          5,468,736

    Credit Suisse Warburg Pincus Trust - Value Portfolio (WPValue)
      14,130 shares (cost $186,268) ........................................................            185,249

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
      12,775 shares (cost $390,427) ........................................................            378,136

    Dreyfus Stock Index Fund (DryStkIx)
      1,577,782 shares (cost $54,804,298) ..................................................         49,700,127

    Dreyfus Investment Portfolios - European Equity Portfolio (DryEuroEq)
      1 share (cost $1) ....................................................................                  1

    Dreyfus NSAT - Mid Cap Index Fund (NSATMidCap)
      151,288 shares (cost $2,003,284) .....................................................          2,057,516

    Dreyfus Variable Investment Fund - Appreciation Portfolio (DryVApp)
      389,470 shares (cost $14,769,925) ....................................................         14,203,963

    Dreyfus Variable Investment Fund - Growth and Income Portfolio (DryVGrInc)
      37,344 shares (cost $852,592) ........................................................            863,026

    Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd2)
      30,054 shares (cost $317,208) ........................................................            325,183

    Federated NSAT - Equity Income Fund (NSATEqInc)
      1,248,038 shares (cost $13,864,444) ..................................................         13,566,169


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT- C
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


Federated NSAT - High Income Bond Fund (NSATHIncBd)
  326,844 shares (cost $2,790,321) .........................................................           2,506,890

Fidelity Variable Insurance Products Fund -
Equity-Income Portfolio: Initial Class (FidVEqIn)
  159,816 shares (cost $3,876,235) .........................................................           3,779,646

Fidelity Variable Insurance Products Fund -
Equity-Income Portfolio: Service Class (FidVEqInS)
  564,216 shares (cost $25,787,231) ........................................................          20,740,591

Fidelity Variable Insurance Products Fund - Growth Portfolio: Initial Class (FidVGr)
  194,814 shares (cost $1,495,691) .........................................................           1,309,148

Fidelity Variable Insurance Products Fund - Growth Portfolio: Service Class (FidVGrS)
  300,151 shares (cost $5,561,246) .........................................................           4,667,351

Fidelity Variable Insurance Products Fund - High Income Portfolio: Initial Class (FidVHiIn)
  264,460 shares (cost $6,458,993) .........................................................           5,447,878

Fidelity Variable Insurance Products Fund -
High Income Portfolio: Service Class (FidVHiInS)
  144,811 shares (cost $2,529,381) .........................................................           2,332,911

Fidleity Variable Insurance Products Fund - Overseas Portfolio: Initial Class (FidVOvSe)
  91,753 shares (cost $2,198,542) ..........................................................           2,176,388

Fidelity Variable Insurance Products Fund -
Overseas Portfolio: Service Class (FidVOvSeS)
  169,435 shares (cost $6,246,941) .........................................................           6,248,749

Fidelity Variable Insurance Products Fund II -
Asset Manager Portfolio: Initial Class (FidVAM)
  212,827 shares (cost $1,621,764) .........................................................           1,434,452

Fidelity Variable Insurance Products Fund II - Contrafund Portfolio: Initial Class (FidVCon)
  654,996 shares (cost $9,563,366) .........................................................           9,556,390

Fidelity Variable Insurance Products Fund II -
Contrafund Portfolio: Service Class (FidVConS)
  57,626 shares (cost $1,199,593) ..........................................................           1,190,557

Fidelity Variable Insurance Products Fund III -
Growth Opportunities Portfolio: Initial Class (FidVGrOp)
  58,821 shares (cost $963,067) ............................................................             948,788

Fidelity Variable Insurance Products Fund III -
Growth Opportunities Portfolio: Service Class (FidVGrOpS)
  200,702 shares (cost $3,283,417) .........................................................           3,128,937

J.P. Morgan NSAT - Balanced Fund (NSATBal)
  236,037 shares (cost $2,313,074) .........................................................           2,291,917

Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanACapApS)
  13,857 shares (cost $314,219) ............................................................             315,662

Janus Aspen Series - Global Technology Portfolio - Service Shares (JanAGlTchS)
  234,059 shares (cost $1,201,967) .........................................................           1,128,166

Janus Aspen Series - International Growth Portfolio - Service Shares (JanAIntGrS)
  28,477 shares (cost $854,177) ............................................................             732,999

MAS NSAT - Multi Sector Bond Fund (NSATMSecBd)
  168,786 shares (cost $1,573,589) .........................................................           1,532,580

Nationwide Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
  205,657 shares (cost $3,189,266) .........................................................           2,375,340

Nationwide Separate Account Trust - Global 50 Fund (NSATGlob50)
  89,400 shares (cost $1,161,424) ..........................................................             882,377

Nationwide Separate Account Trust - Government Bond Fund (NSATGvtBd)
  3,035,828 shares (cost $34,544,592) ......................................................          34,699,518

Nationwide Separate Account Trust - Money Market Fund (NSATMMkt)
  93,314,100 shares (cost $93,314,100) .....................................................          93,314,100

Nationwide Separate Account Trust - Small Cap Growth Fund (NSATSmCapG)
  174,780 shares (cost $2,054,824) .........................................................           2,695,101

Nationwide Separate Account Trust - Small Cap Value Fund (NSATSmCapV)
  757,646 shares (cost $7,995,333) .........................................................           8,637,165

Nationwide Separate Account Trust - Small Company Fund (NSATSmCo)
  569,214 shares (cost $11,635,348) ........................................................          11,219,203

Nationwide Separate Account Trust - Strategic Value Fund (NSATStrVal)
  132,302 shares (cost $1,514,955) .........................................................           1,645,837

Nationwide Separate Account Trust - Total Return Fund (NSATTotRtn)
  52,962 shares (cost $541,081) ............................................................             527,497

Neuberger Berman Advisers Management Trust - Growth Portfolio (NBAMTGro)
  24,302 shares (cost $289,947) ............................................................             259,550

Neuberger Berman Advisers Management Trust - Guardian Portfolio (NBAMTGuard)
  271,641 shares (cost $4,494,730) .........................................................           3,650,852

Neuberger Berman Advisers Management Trust -
Limited Maturity Bond Portfolio (NBAMTLMat)
  148,339 shares (cost $2,213,925) .........................................................           2,239,916

Neuberger Berman Advisers Management Trust -
Mid-Cap Growth Portfolio (NBAMTMCGr)
  387,754 shares (cost $5,164,063) .........................................................           5,025,296

Neuberger Berman Advisers Management Trust - Partners Portfolio (NBAMTPart)
  69,950 shares (cost $1,655,703) ..........................................................           1,361,933

Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
  464,696 shares (cost $7,491,300) .........................................................           7,174,913

Oppenheimer Bond Fund/VA (OppBdVA)
  284,368 shares (cost $17,319,594) ........................................................          12,298,925

Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
  70,870 shares (cost $779,401) ............................................................             776,739

Oppenheimer Global Securities Fund/VA (OppGISecVA)
  284,693 shares (cost $12,773,986) ........................................................          11,330,800

Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
  84,612 shares (cost $2,170,339) ..........................................................           2,012,911

Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
  25,303 shares (cost $511,729) ............................................................             503,028

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT - C
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


Strong Opportunity Fund II, Inc. (STOpp2)
  90,419 shares (cost $1,454,061) ..........................................................           1,296,604

Strong NSAT - Mid Cap Growth Fund (NSATStrGro)
  69,802 shares (cost $1,121,198) ..........................................................           1,107,751

Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (StIntStk2)
  279,569 shares (cost $6,751,575) .........................................................           6,695,671

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
  1,355 shares (cost $12,218) ..............................................................              11,135

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio (MSUMCapGr)
  55,382 shares (cost $394,426) ............................................................             400,967

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
  5,103 shares (cost $51,136) ..............................................................              52,156

Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund (VEWwEmgMkt)
  78,079 shares (cost $651,553) ............................................................             642,592

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (VEWwHrdAst)
  39,503 shares (cost $453,764) ............................................................             455,466
                                                                                                    ------------
    Total investments ......................................................................         402,988,189
Accounts receivable ........................................................................              70,418
                                                                                                    ------------
    Total assets ...........................................................................         403,058,607
ACCOUNTS PAYABLE ...........................................................................                  --
                                                                                                    ------------
CONTRACT OWNERS' EQUITY (NOTE 6) ...........................................................        $403,058,607
                                                                                                    ============


See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                  Total                                ACVPBal                     ACVPCapAp
                             -------------------------------------------    --------------------------    -------------------------
                                   2001            2000          1999         2001       2000     1999     2001      2000     1999
                                   ----            ----          ----         ----       ----     ----     ----      ----     ----
INVESTMENT ACTIVITY:
Reinvested dividends .....   $   4,647,356      1,735,770        574,990      14,224       --      --          --      --      --
Mortality and expense
 risk charges (note 3) ...        (631,400)      (261,489)       (93,438)       (863)      --      --      (1,403)     --      --
                             -------------    -----------    -----------    --------     ----    ----    --------    ----    ----
Net investment income ....       4,015,956      1,474,281        481,552      13,361       --      --      (1,403)     --      --
                             -------------    -----------    -----------    --------     ----    ----    --------    ----    ----
Proceeds from mutual
 funds shares sold .......     127,124,155     56,886,921     35,955,196     276,987       --      --     345,824      --      --
Cost of mutual fund
 shares sold .............    (142,318,235)   (52,598,072)   (34,334,981)   (288,833)      --      --    (607,331)     --      --
                             -------------    -----------    -----------    --------     ----    ----    --------    ----    ----
Realized gain (loss)
 on investments ..........     (15,194,080)     4,288,849      1,620,215     (11,846)      --      --    (261,507)     --      --
Change in unrealized
 gain (loss) on
 investments .............     (11,520,480)    (6,001,647)     2,427,206     (11,397)      --      --    (149,985)     --      --
                             -------------    -----------    -----------    --------     ----    ----    --------    ----    ----
Net gain (loss)
 on investments ..........     (26,714,560)    (1,712,798)     4,047,421     (23,243)      --      --    (411,492)     --      --
                             -------------    -----------    -----------    --------     ----    ----    --------    ----    ----
Reinvested capital gains..       8,499,040      2,666,845        450,919      16,886       --      --     357,574      --      --
                             -------------    -----------    -----------    --------     ----    ----    --------    ----    ----
Net increase (decrease)
 in contract owners'
 equity resulting
 from operations .........   $ (14,199,564)     2,428,328      4,979,892       7,004       --      --     (55,321)     --      --
                             =============    ===========    ===========     =======     ====    ====    ========    ====    ====

                                              ACVPIncGr                              ACVPInt
                               -------------------------------------    ----------------------------------
                                   2001           2000         1999        2001          2000        1999
                                   ----           ----         ----        ----          ----        ----
INVESTMENT ACTIVITY:
Reinvested dividends ......    $    54,204        32,481         165        11,243       4,738          --
Mortality and expense
 risk charges (note 3).....        (10,772)       (9,509)     (2,894)      (22,653)     (8,066)     (1,770)
                               -----------      --------     -------    ----------    --------      ------
Net investment income .....         43,432        22,972      (2,729)      (11,410)     (3,328)     (1,770)
                               -----------      --------     -------    ----------    --------      ------
Proceeds from mutual
 funds shares sold ........      4,102,548     2,731,887     866,199     1,133,582     938,955     476,367
Cost of mutual fund
 shares sold ..............     (4,752,678)   (2,533,266)   (776,553)   (1,511,561)   (574,279)   (429,836)
                               -----------      --------     -------    ----------    --------      ------
Realized gain (loss)
 on investments ...........       (650,130)      198,621      89,646      (377,979)    364,676      46,531
Change in unrealized
 gain (loss) on
 investments ..............        392,274      (565,992)    121,392    (3,506,169)   (757,285)     47,565
                               -----------      --------     -------    ----------    --------      ------
Net gain (loss) on
 investments ..............       (257,856)     (367,371)    211,038    (3,884,148)   (392,609)     94,096
                               -----------      --------     -------    ----------    --------      ------
Reinvested capital gains ..             --            --          --     1,241,326      70,841          --
                               -----------      --------     -------    ----------    --------      ------
Net increase (decrease)
 in contract owners'
 equity resulting
 from operations ..........    $  (214,424)     (344,399)    208,309    (2,654,232)   (325,096)     92,326
                               ===========      =========   ========    ==========    ========      ======

                                              ACVPValue
                                   -------------------------------
                                     2001         2000       1999
                                     ----         ----       ----
INVESTMENT ACTIVITY:
Reinvested dividends .......        87,367         599      1,471
Mortality and expense
 risk charges (note 3) .....        (11,582)       (963)      (294)
                                 ----------    --------    -------
Net investment income ......         75,785        (364)     1,177
                                 ----------    --------    -------
Proceeds from mutual
 funds shares sold .........      2,531,865     791,886     32,451
Cost of mutual fund
 shares sold ...............     (2,397,897)   (762,705)   (30,139)
                                 ----------    --------    -------
Realized gain (loss)
 on investments ............        133,968      29,181      2,312
Change in unrealized
 gain (loss)
on investments .............        110,024     (22,743)     8,933
                                 ----------    --------    -------
Net gain (loss) on
 investments ...............        243,992       6,438     11,245
                                 ----------    --------    -------
Reinvested capital gains ...             --       1,532     13,940
                                 ----------    --------    -------
Net increase (decrease)
 in contract owners'
 equity resulting
 from operations ...........        319,777       7,606     26,362
                                  =========      ======    =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                            WPGIPVenCp                            WPIntEq                            WPSmCoGr
                                            ----------                            -------                            --------
                                   2001         2000         1999       2001        2000        1999        2001       2000    1999
                                   ----         ----         ----       ----        ----        ----        ----       ----    ----
INVESTMENT ACTIVITY:
Reinvested dividends ......   $         -           -           -           -           -           -           -        -       -
Mortality and expense
 risk charges (note 3) ....        (1,909)     (1,647)       (477)       (548)       (806)       (562)     (6,778)       -       -
                              -----------     -------     -------    --------    --------     -------    --------       --      --
Net investment income .....        (1,909)     (1,647)       (477)       (548)       (806)       (562)     (6,778)       -       -
                              -----------     -------     -------    --------    --------     -------    --------       --      --
Proceeds from mutual
 funds shares sold ........       673,246     287,044     217,968     281,932     808,533     158,440     136,406        -       -
Cost of mutual fund
 shares sold ..............    (1,169,890)   (171,771)   (181,887)   (413,013)   (744,415)   (145,585)   (138,509)       -       -
                              -----------     -------     -------    --------    --------     -------    --------       --      --
Realized gain (loss) on
 investments ..............      (496,644)    115,273      36,081    (131,081)     64,118      12,855      (2,103)       -       -
Change in unrealized
 gain (loss) on investments       244,399     (76,795)     (2,501)     72,932    (123,101)     12,371     (25,391)       -       -
                              -----------     -------     -------    --------    --------     -------    --------       --      --
Net gain (loss) on
 investments ..............      (252,245)     38,478      33,580     (58,149)    (58,983)     25,226     (27,494)       -       -
                              -----------     -------     -------    --------    --------     -------    --------       --      --
Reinvested capital gains ..             -           -           -           -           -           -           -        -       -
                              -----------     -------     -------    --------    --------     -------    --------       --      --
Net increase (decrease) in
 contract owners'
  equity resulting
   from operations ........   $  (254,154)     36,831      33,103     (58,697)    (59,789)     24,664     (34,272)       -       -
                              ===========     =======     =======    ========    ========     =======    ========       ==      ==

                                                              WPValue                              DrySRGr
                                                              -------                              -------
                                                   2001        2000         1999        2001        2000       1999
                                                   ----        ----         ----        ----        ----       ----
INVESTMENT ACTIVITY:
Reinvested dividends ........................   $      --          --          --          35          65         --
Mortality and expense risk charges (note 3) .        (710)       (632)       (766)       (556)       (700)      (183)
                                                ---------    --------     -------    --------     -------     ------
Net investment income .......................        (710)       (632)       (766)       (521)       (635)      (183)
                                                ---------    --------     -------    --------     -------     ------
Proceeds from mutual funds shares sold ......     650,692     627,222     900,326     485,561     595,231      9,570
Cost of mutual fund shares sold .............    (644,314)   (695,105)   (811,642)   (549,509)   (577,853)    (8,453)
                                                ---------    --------     -------    --------     -------     ------
Realized gain (loss) on investments .........       6,378     (67,883)     88,684     (63,948)     17,378      1,117
Change in unrealized gain (loss)
on investments ..............................     (27,065)     32,445     (31,843)     26,584         670     14,782
                                                ---------    --------     -------    --------     -------     ------
Net gain (loss) on investments ..............     (20,687)    (35,438)     56,841     (37,364)     18,048     15,899
                                                ---------    --------     -------    --------     -------     ------
Reinvested capital gains ....................          --          --          --          --          --         --
                                                ---------    --------     -------    --------     -------     ------
Net increase (decrease) in contract owners'
equity resulting from operations ............   $ (21,397)    (36,070)     56,075     (37,885)     17,413     15,716
                                                =========    ========     =======    ========     =======     ======

                                                                  DryStkIx
                                                                  --------
                                                      2001          2000          1999
                                                      ----          ----          ----
INVESTMENT ACTIVITY:
Reinvested dividends ........................        264,990       174,261       103,831
Mortality and expense risk charges (note 3) .        (92,753)      (67,037)      (27,737)
                                                 -----------    ----------     ---------
Net investment income .......................        172,237       107,224        76,094
                                                 -----------    ----------     ---------
Proceeds from mutual funds shares sold ......     22,815,031     8,794,037       709,436
Cost of mutual fund shares sold .............    (25,119,758)   (7,287,267)     (547,076)
                                                 -----------    ----------     ---------
Realized gain (loss) on investments .........     (2,304,727)    1,506,770       162,360
Change in unrealized gain (loss)
on investments ..............................       (840,067)   (1,862,189)    1,367,902
                                                 -----------    ----------     ---------
Net gain (loss) on investments ..............     (3,144,794)     (355,419)    1,530,262
                                                 -----------    ----------     ---------
Reinvested capital gains ....................          9,824        38,195        62,396
                                                 -----------    ----------     ---------
Net increase (decrease) in contract owners'
equity resulting from operations ............     (2,962,733)     (210,000)    1,668,752
                                                 ===========    ==========     =========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                         DryEuroEq                     NSATMidCap                            DryVApp
                                         ---------                     ----------                            -------
                                2001        2000      1999     2001       2000        1999        2001         2000         1999
                                ----        ----      ----     ----       ----        ----        ----         ----         ----
INVESTMENT ACTIVITY:
Reinvested dividends ....   $       -           -      -        6,009       2,829         1         1,778         104          45
Mortality and expense
 risk charges (note 3) ..        (213)       (158)     -       (3,671)     (1,592)       (9)      (20,709)     (3,919)     (1,486)
                            ---------    --------     --     --------    --------    ------    ----------    --------     -------
Net investment income ...        (213)       (158)     -        2,338       1,237        (8)      (18,931)     (3,815)     (1,441)
                            ---------    --------     --     --------    --------    ------    ----------    --------     -------
Proceeds from mutual
 funds shares sold ......     586,613     666,007      -      822,556     204,147     2,945     1,222,662     585,473     419,714
Cost of mutual fund
 shares sold ............    (660,593)   (636,617)     -     (821,289)   (195,220)   (2,600)   (1,251,920)   (555,624)   (373,844)
                            ---------    --------     --     --------    --------    ------    ----------    --------     -------
Realized gain (loss) on
 investments ............     (73,980)     29,390      -        1,267       8,927       345       (29,258)     29,849      45,870
Change in unrealized
 gain (loss)
  on investments ........         (15)     (7,222)     -       47,388      52,473      (351)     (501,710)     67,617      11,054
                            ---------    --------     --     --------    --------    ------    ----------    --------     -------
Net gain (loss) on
 investments ............     (73,995)     22,168      -       48,655      61,400        (6)     (530,968)     97,466      56,924
                            ---------    --------     --     --------    --------    ------    ----------    --------     -------
Reinvested capital gains           --         134      -            -           -         -             -           -           -
                            ---------    --------     --     --------    --------    ------    ----------    --------     -------
Net increase (decrease)
  in contract owners'
   equity resulting
    from operations .....   $ (74,208)     22,144      -       50,993      62,637       (14)     (549,899)     93,651      55,483
                            =========    ========     ==     ========    ========    ======    ==========    ========     =======

                                              DryVGrInc                   FedQualBd2                      NSATEqInc
                                              ---------                   ----------                      ---------
                                       2001     2000    1999      2001       2000     1999       2001        2000       1999
                                       ----     ----    ----      ----       ----     ----       ----        ----       ----
INVESTMENT ACTIVITY:
Reinvested dividends ...........   $   1,832      -       -       6,679        189      -       36,407        708        238
Mortality and expense risk
 charges (note 3) ..............      (1,149)     -       -        (580)      (270)     -       (2,648)      (315)      (166)
                                   ---------     --      --     -------    -------     --     --------    -------    -------
Net investment income ..........         683      -       -       6,099        (81)     -       33,759        393         72
                                   ---------     --      --     -------    -------     --     --------    -------    -------
Proceeds from mutual
 funds shares sold .............     196,325      -       -      57,649     36,352      -       93,493     77,776     11,096
Cost of mutual fund shares sold     (205,197)     -       -     (54,214)   (37,004)     -     (107,341)   (71,109)   (11,232)
                                   ---------     --      --     -------    -------     --     --------    -------    -------
Realized gain (loss) on
 investments ...................      (8,872)     -       -       3,435       (652)     -      (13,848)     6,667       (136)
Change in unrealized gain (loss)
on investments .................      10,433      -       -        (343)    13,574      -     (267,346)    (1,906)     7,733
                                   ---------     --      --     -------    -------     --     --------    -------    -------
Net gain (loss) on investments .       1,561      -       -       3,092     12,922      -     (281,194)     4,761      7,597
                                   ---------     --      --     -------    -------     --     --------    -------    -------
Reinvested capital gains .......       9,105      -       -         688         --      -           --         --         44
                                   ---------     --      --     -------    -------     --     --------    -------    -------
Net increase (decrease) in
 contract owners' equity
  resulting from operations ....   $  11,349      -       -       9,879     12,841      -     (247,435)     5,154      7,713
                                   =========     ==      ==     =======    =======     ==     ========    =======    =======


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                        NSATHIncBd                            FidVEqIn                        FidVEqInS
                                        ----------                            --------                        ---------
                              2001         2000       1999           2001       2000    1999      2001          2000         1999
                              ----         ----       ----           ----       ----    ----      ----          ----         ----
INVESTMENT ACTIVITY:
Reinvested dividends ...   $  94,856      63,565      10,915             -        -       -       57,416        10,995        148
Mortality and expense
 risk charges (note 3) .      (3,429)     (2,275)       (493)       (3,437)       -       -       (7,242)       (2,980)      (180)
                           ---------     -------     -------     ---------     ----    ----     --------    ----------    -------
Net investment income ..      91,427      61,290      10,422        (3,437)       -       -       50,174         8,015        (32)
                           ---------     -------     -------     ---------     ----    ----     --------    ----------    -------
Proceeds from mutual
 funds shares sold .....     230,103     205,821     451,949     2,288,794        -       -      739,869     1,818,883     72,901
Cost of mutual fund
 shares sold ...........    (262,774)   (216,238)   (447,400)   (2,157,498)       -       -     (754,044)   (1,925,957)   (73,300)
                           ---------     -------     -------     ---------     ----    ----     --------    ----------    -------
Realized gain (loss)
 on investments ........     (32,671)    (10,417)      4,549       131,296        -       -      (14,175)     (107,074)      (399)
Change in unrealized
 gain (loss) on
   investments .........     (60,939)    (54,383)    (12,864)      (22,154)       -       -     (250,449)     (105,224)     5,582
                           ---------     -------     -------     ---------     ----    ----     --------    ----------    -------
Net gain (loss) on
 investments ...........     (93,610)    (64,800)     (8,315)      109,142        -       -     (264,624)     (212,298)     5,183
                           ---------     -------     -------     ---------     ----    ----     --------    ----------    -------
Reinvested capital gains          --           2         112            --        -       -      169,378        42,410        327
                           ---------     -------     -------     ---------     ----    ----     --------    ----------    -------
Net increase (decrease)
 in contract owners'
  equity resulting
   from operations .....   $  (2,183)     (3,508)      2,219       105,705        -       -      (45,072)     (161,873)     5,478
                           =========     =======     =======     =========     ====    ====     ========    ==========    =======

                                               FidVGr                            FidVGrS                            FidVHiln
                                               ------                            -------                            --------
                                     2001       2000    1999         2001          2000        1999        2001       2000     1999
                                     ----       ----    ----         ----          ----        ----        ----       ----     ----
INVESTMENT ACTIVITY:
Reinvested dividends ........   $         -       -       -               -         9,556       2,889           -       -       -
Mortality and expense
 risk charges (note 3) ......        (8,792)      -       -         (31,554)      (22,803)     (6,047)     (2,127)      -       -
                                -----------    ----    ----      ----------    ----------    --------    --------    ----    ----
Net investment income .......        (8,792)      -       -         (31,554)      (13,247)     (3,158)     (2,127)      -       -
                                -----------    ----    ----      ----------    ----------    --------    --------    ----    ----
Proceeds from mutual
 funds shares sold ..........     2,098,547       -       -       6,561,982     1,521,224     380,415     225,765       -       -
Cost of mutual fund shares
 sold .......................    (2,088,854)      -       -      (8,523,454)   (1,234,724)   (321,246)   (251,448)      -       -
                                -----------    ----    ----      ----------    ----------    --------    --------    ----    ----
Realized gain (loss) on
 investments ................         9,693       -       -      (1,961,472)      286,500      59,169     (25,683)      -       -
Change in unrealized
 gain (loss) on
   investments ..............         1,807       -       -      (2,001,784)     (780,706)    183,872    (187,312)      -       -
                                -----------    ----    ----      ----------    ----------    --------    --------    ----    ----
Net gain (loss) on
 investments ................        11,500       -       -      (3,963,256)     (494,206)    243,041    (212,995)      -       -
                                -----------    ----    ----      ----------    ----------    --------    --------    ----    ----
Reinvested capital gains ....            --       -       -       1,482,587     1,140,977     181,621           -       -       -
                                -----------    ----    ----      ----------    ----------    --------    --------    ----    ----
Net increase (decrease)
 in contract owners'
  equity resulting
   from operations ..........   $     2,708       -       -      (2,512,223)      633,524     421,504    (215,122)      -       -
                                ===========    ====    ====      ==========    ==========    ========   =========    ====    ====

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                             FidVHilnS                          FidVOvSe                     FidVOvSeS
                                             ---------                          --------                     ---------
                                  2001         2000         1999       2001     2000    1999     2001         2000         1999
                                  ----         ----         ----       ----     ----    ----     ----         ----         ----
INVESTMENT ACTIVITY:
Reinvested dividends ...   $   482,621     129,079        96,332          --       -      -       165,805      22,282      10,719
Mortality and expense
 risk charges (note 3) .        (5,677)     (4,098)       (3,765)     (3,811)      -      -        (8,044)     (5,359)     (1,521)
                           -----------   ---------    ----------    --------      --     --    ----------    --------    --------
Net investment income ..       476,944     124,981        92,567      (3,811)      -      -       157,761      16,923       9,198
                           -----------   ---------    ----------    --------      --     --    ----------    --------    --------
Proceeds from mutual
 funds shares sold .....     3,366,718     710,612     2,626,664     154,577       -      -     1,333,376     993,195     400,402
Cost of mutual fund
 shares sold ...........    (4,290,380)   (766,799)   (2,554,125)   (159,508)      -      -    (1,893,689)   (891,851)   (359,909)
                           -----------   ---------    ----------    --------      --     --    ----------    --------    --------
Realized gain (loss)
 on investments ........      (923,662)    (56,187)       72,539      (4,931)      -      -      (560,313)    101,344      40,493
Change in unrealized
 gain (loss) on
  investments ..........       281,090    (179,408)      (27,293)   (154,481)      -      -      (392,401)   (413,884)      4,463
                           -----------   ---------    ----------    --------      --     --    ----------    --------    --------
Net gain (loss) on
 investments ...........      (642,572)   (235,595)       45,246    (159,412)      -      -      (952,714)   (312,540)     44,956
                           -----------   ---------    ----------    --------      --     --    ----------    --------    --------
Reinvested capital
 gains .................             -           -         3,601           -       -      -       264,927     144,214      17,288
                           -----------   ---------    ----------    --------      --     --    ----------    --------    --------
Net increase (decrease)
 in contract owners'
  equity resulting
   from operations .....   $  (165,628)   (110,614)      141,414    (163,223)      -      -      (530,026)   (151,403)     71,442
                           ===========    ========    ==========    ========      ==     ==    ==========    ========    ========

                                           FidVAM                          FidVCon                            FidVConS
                                           ------                          -------                            --------
                                 2001        2000     1999       2001       2000     1999         2001          2000         1999
                                 ----        ----     ----       ----       ----     ----         ----          ----         ----
INVESTMENT ACTIVITY:
Reinvested dividends ..      $         -       -        -            --       -        -          35,716        13,786       6,775
Mortality and
 expense risk
  charges (note 3) ....          (13,147)      -        -        (1,817)      -        -         (11,148)       (9,156)     (3,431)
                             -----------      --       --      --------      --       --      ----------    ----------    --------
Net investment income .          (13,147)      -        -        (1,817)      -        -          24,568         4,630       3,344
                             -----------      --       --      --------      --       --      ----------    ----------    --------
Proceeds from mutual
 funds shares sold ....        2,733,066       -        -       247,398       -        -       1,039,867     1,785,925     862,713
Cost of mutual fund
 shares sold ..........       (2,804,741)      -        -      (243,250)      -        -      (1,389,456)   (1,698,711)   (685,582)
                             -----------      --       --      --------      --       --      ----------    ----------    --------
Realized gain (loss)
 on investments .......          (71,675)      -        -         4,148       -        -        (349,589)       87,214     177,131
Change in unrealized
 gain (loss) on
   investments ........           (6,976)      -        -        (9,036)      -        -        (407,927)     (697,874)    (21,924)
                             -----------      --       --      --------      --       --      ----------    ----------    --------
Net gain (loss)
 on investments .......          (78,651)      -        -        (4,888)      -        -        (757,516)     (610,660)    155,207
                             -----------      --       --      --------      --       --      ----------    ----------    --------
Reinvested capital
 gains ................               --       -        -            --       -        -         142,864       500,421      49,679
                             -----------      --       --      --------      --       --      ----------    ----------    --------
Net increase (decrease)
 in contract owners'
  equity resulting
    from operations ...      $   (91,798)      -        -        (6,705)      -        -        (590,084)     (105,609)    208,230
                             ===========      ==       ==      ========      ==       ==      ==========    ==========    ========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                           FidVGrOp                       FidVGrOpS                             NSATBal
                                           --------                       ---------                             -------
                                   2001     2000    1999      2001          2000         1999       2001        2000          1999
                                   ----     ----    ----      ----          ----         ----       ----        ----          ----
INVESTMENT ACTIVITY:
Reinvested dividends .....   $         -      -      -         7,463        31,207       3,879      25,110      13,845       9,254
Mortality and expense
 risk  charges (note 3) ..        (1,322)     -      -        (5,629)       (4,746)     (1,998)     (3,761)     (1,745)       (790)
                             -----------     --     --     ---------     ---------    --------     -------     -------     -------
Net investment income ....        (1,322)     -      -         1,834        26,461       1,881      21,349      12,100       8,464
                             -----------     --     --     ---------     ---------    --------     -------     -------     -------
Proceeds from mutual
 funds shares sold .......     2,024,640      -      -     1,443,353     1,461,974     880,110     691,841     288,374     224,189
Cost of mutual fund
 shares sold .............    (2,109,136)     -      -    (1,888,085)   (1,600,148)   (827,047)   (743,242)   (311,933)   (215,596)
                             -----------     --     --     ---------     ---------    --------     -------     -------     -------
Realized gain (loss)
 on investments ..........       (84,496)     -      -      (444,732)     (138,174)     53,063     (51,401)    (23,559)      8,593
Change in unrealized
 gain (loss) on
  investments ............       (14,279)     -      -       147,736      (156,127)     39,363      22,336      37,587       9,771
                             -----------     --     --     ---------     ---------    --------     -------     -------     -------
Net gain (loss) on
 investments .............       (98,775)     -      -      (296,996)     (294,301)     92,426     (29,065)     14,028      18,364
                             -----------     --     --     ---------     ---------    --------     -------     -------     -------
Reinvested capital gains .            --      -      -            --       164,127       7,581           -           -           5
                             -----------     --     --     ---------     ---------    --------     -------     -------     -------
Net increase (decrease)
 in contract owners'
   equity resulting
    from operations ......   $  (100,097)     -      -      (295,162)     (103,713)    101,888      (7,716)     26,128      26,833
                             ===========     ==     ==     =========     =========    ========     =======     =======     =======

                                          JanACapApS                        JanAGlTchs                        JanAlntGrS
                                          ----------                        ----------                        ----------
                                  2001       2000    1999          2001         2000       1999        2001        2000      1999
                                  ----       ----    ----          ----         ----       ----        ----        ----      ----
INVESTMENT ACTIVITY:
Reinvested dividends ...       $  2,065        -       -            6,978          -        -          3,969         -         -
Mortality and expense
 risk charges (note 3) .           (275)       -       -           (2,307)      (331)       -         (1,033)      (43)        -
                               --------       --      --        ---------    -------       --       --------     -----        --
Net investment income ..          1,790        -       -            4,671       (331)       -          2,936       (43)        -
                               --------       --      --        ---------    -------       --       --------     -----        --
Proceeds from mutual
 funds shares sold .....         73,567        -       -        1,227,070     24,816        -        106,356       431         -
Cost of mutual fund
 shares sold ...........        (78,644)       -       -       (1,732,518)   (30,948)       -       (154,873)     (438)        -
                               --------       --      --        ---------    -------       --       --------     -----        --
Realized gain (loss)
 on investments ........         (5,077)       -       -         (505,448)    (6,132)       -        (48,517)       (7)        -
Change in unrealized
 gain (loss) on
   investments .........          1,442        -       -          145,022    (25,276)       -        (59,539)    9,370         -
                               --------       --      --        ---------    -------       --       --------     -----        --
Net gain (loss) on
 investments ...........         (3,635)       -       -         (360,426)   (31,408)       -       (108,056)    9,363         -
                               --------       --      --        ---------    -------       --       --------     -----        --
Reinvested capital gains              -        -       -                -          -        -              -         -         -
                               --------       --      --        ---------    -------       --       --------     -----        --
Net increase (decrease)
 in contract owners'
  equity resulting
   from operations .....       $ (1,845)       -       -         (355,755)   (31,739)       -       (105,120)    9,320         -
                               ========       ==      ==        =========    =======       ==       ========     =====        ==

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                 NSATMSecBd                               NSATCapAp
                                                                 ----------                               ---------
                                                       2001         2000        1999          2001          2000            1999
                                                       ----         ----        ----          ----          ----            ----
Investment activity:
  Reinvested dividends ........................    $    45,482      78,228       10,156            --          4,216          3,127
  Mortality and expense risk charges (note 3) .         (3,977)     (4,318)        (695)       (4,648)        (4,765)        (1,751)
                                                   -----------    --------    ---------    ----------    -----------    -----------
   Net investment income ......................         41,505      73,910        9,461        (4,648)          (549)         1,376
                                                   -----------    --------    ---------    ----------    -----------    -----------

  Proceeds from mutual funds shares sold ......      2,116,745     718,618      320,311       836,894      1,378,843        311,026
  Cost of mutual fund shares sold .............     (2,085,671)   (715,730)    (320,864)   (1,708,615)    (1,552,930)      (270,998)
                                                   -----------    --------    ---------    ----------    -----------    -----------
   Realized gain (loss) on investments ........         31,074       2,888         (553)     (871,721)      (174,087)        40,028
  Change in unrealized gain (loss)
   on investments .............................        (18,374)    (13,051)     (13,968)      334,530        203,778        104,031
                                                   -----------    --------    ---------    ----------    -----------    -----------
   Net gain (loss) on investments .............         12,700     (10,163)     (14,521)     (537,191)        29,691        144,059
                                                   -----------    --------    ---------    ----------    -----------    -----------
  Reinvested capital gains ....................             --          --           --            --             --             --
                                                   -----------    --------    ---------    ----------    -----------    -----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........    $    54,205      63,747       (5,060)     (541,839)        29,142        145,435
                                                   ===========    ========    =========    ==========    ===========    ===========


                                                                   NSATGlob50
                                                                   ----------
                                                        2001           2000           1999
                                                        ----           ----           ----
Investment activity:
  Reinvested dividends ........................           9,749          6,900            757
  Mortality and expense risk charges (note 3) .          (1,868)        (1,796)          (109)
                                                    -----------    -----------    -----------
   Net investment income ......................           7,881          5,104            648
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ......         107,599        665,054         34,192
  Cost of mutual fund shares sold .............        (141,332)      (617,449)       (32,405)
                                                    -----------    -----------    -----------
   Realized gain (loss) on investments ........         (33,733)        47,605          1,787
  Change in unrealized gain (loss)
   on investments .............................        (123,636)       (55,907)         4,519
                                                    -----------    -----------    -----------
   Net gain (loss) on investments .............        (157,369)        (8,302)         6,306
                                                    -----------    -----------    -----------
  Reinvested capital gains ....................              --             --             32
                                                    -----------    -----------    -----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........        (149,488)        (3,198)         6,986
                                                    ===========    ===========    ===========



                                                                  NSATGvtBd
                                                                  ---------
                                                      2001          2000            1999
                                                      ----          ----            ----
Investment activity:
  Reinvested dividends ........................   $   766,810        479,057        120,416
  Mortality and expense risk charges (note 3) .       (41,616)       (20,760)        (5,236)
                                                  -----------    -----------    -----------
   Net investment income ......................       725,194        458,297        115,180
                                                  -----------    -----------    -----------

  Proceeds from mutual funds shares sold ......     3,286,944      5,491,499      1,313,299
  Cost of mutual fund shares sold .............    (3,031,483)    (5,636,134)    (1,344,373)
                                                  -----------    -----------    -----------
   Realized gain (loss) on investments ........       255,461       (144,635)       (31,074)
  Change in unrealized gain (loss)
   on investments .............................      (598,031)       315,272       (145,837)
                                                  -----------    -----------    -----------
   Net gain (loss) on investments .............      (342,570)       170,637       (176,911)
                                                  -----------    -----------    -----------
  Reinvested capital gains ....................            --             --             --
                                                  -----------    -----------    -----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........   $   382,624        628,934        (61,731)
                                                  ===========    ===========    ===========


                                                                   NSATMMkt                                   NSATSmCapG
                                                                   --------                                   ----------
                                                      2001           2000            1999          2001          2000        1999
                                                      ----           ----            ----          ----          ----        ----

Investment activity:
  Reinvested dividends ........................     1,928,931        610,793        169,172             --          --         --
  Mortality and expense risk charges (note 3) .      (167,820)       (40,803)       (15,357)        (2,368)     (1,591)        --
                                                  -----------    -----------    -----------    -----------    --------    -------
   Net investment income ......................     1,761,111        569,990        153,815         (2,368)     (1,591)        --
                                                  -----------    -----------    -----------    -----------    --------    -------

  Proceeds from mutual funds shares sold ......    37,363,431     10,374,951     19,350,999      1,147,452     640,372         --
  Cost of mutual fund shares sold .............   (37,363,431)   (10,374,951)   (19,350,999)    (1,310,163)   (578,703)        --
                                                  -----------    -----------    -----------    -----------    --------    -------
   Realized gain (loss) on investments ........            --             --             --       (162,711)     61,669         --
  Change in unrealized gain (loss)
   on investments .............................            --             --             --        127,801      28,959    127,000
                                                  -----------    -----------    -----------    -----------    --------    -------
   Net gain (loss) on investments .............            --             --             --        (34,910)     90,628    127,000
                                                  -----------    -----------    -----------    -----------    --------    -------
  Reinvested capital gains ....................            --             --             --             --          --         --
                                                  -----------    -----------    -----------    -----------    --------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........     1,761,111        569,990        153,815        (37,278)     89,037    127,000
                                                  ===========    ===========    ===========    ===========    ========    =======




                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                   NSATSmCapV                                NSATSmCo
                                                                   ----------                                --------
                                                       2001          2000         1999          2001           2000          1999
                                                       ----          ----         ----          ----           ----          ----
Investment activity:
  Reinvested dividends ........................    $        --           --           --         11,384          1,182           --
  Mortality and expense risk charges (note 3) .        (12,129)      (1,608)      (1,939)       (19,515)        (9,560)      (1,655)
                                                   -----------     --------     --------     ----------     ----------     --------
   Net investment income ......................        (12,129)      (1,608)      (1,939)        (8,131)        (8,378)      (1,655)
                                                   -----------     --------     --------     ----------     ----------     --------

  Proceeds from mutual funds shares sold ......      2,202,113      431,815       23,053      1,635,936      2,018,487      652,792
  Cost of mutual fund shares sold .............     (2,203,916)    (417,829)     (20,377)    (1,934,900)    (1,392,271)    (604,897)
                                                   -----------     --------     --------     ----------     ----------     --------
   Realized gain (loss) on investments ........         (1,803)      13,986        2,676       (298,964)       626,216       47,895
  Change in unrealized gain (loss)
   on investments .............................      1,048,451       66,935      252,331        349,030       (314,178)      69,355
                                                   -----------     --------     --------     ----------     ----------     --------
   Net gain (loss) on investments .............      1,046,648       80,921      255,007         50,066        312,038      117,250
                                                   -----------     --------     --------     ----------     ----------     --------
  Reinvested capital gains ....................             --           --       60,891             --             --           --
                                                   -----------     --------     --------     ----------     ----------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $ 1,034,519       79,313      313,959         41,935        303,660      115,595
                                                   ===========     ========     ========     ==========     ==========     ========


                                                                      NSATStrVal
                                                                      ----------
                                                         2001            2000            1999
                                                         ----            ----            ----
Investment activity:
  Reinvested dividends ........................            2,236             511           1,083
  Mortality and expense risk charges (note 3) .           (1,159)           (338)           (481)
                                                     -----------     -----------     -----------
   Net investment income ......................            1,077             173             602
                                                     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ......          606,730         979,633         337,174
  Cost of mutual fund shares sold .............         (632,507)       (997,731)       (295,065)
                                                     -----------     -----------     -----------
   Realized gain (loss) on investments ........          (25,777)        (18,098)         42,109
  Change in unrealized gain (loss)
   on investments .............................          (13,588)        (10,745)        (36,733)
                                                     -----------     -----------     -----------
   Net gain (loss) on investments .............          (39,365)        (28,843)          5,376
                                                     -----------     -----------     -----------
  Reinvested capital gains ....................               --              --           3,883
                                                     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........          (38,288)        (28,670)          9,861
                                                     ===========     ===========     ===========


                                                                  NSATTotRtn                                       NBAMTGro
                                                                  ----------                                       --------
                                                      2001           2000           1999           2001         2000      1999
                                                      ----           ----           ----           ----         ----      ----
Investment activity:
  Reinvested dividends ........................    $      789            853             75             --         --        --
  Mortality and expense risk charges (note 3) .          (311)          (516)          (139)        (4,342)        --        --
                                                   ----------     ----------     ----------     ----------     ------    ------
   Net investment income ......................           478            337            (64)        (4,342)        --        --
                                                   ----------     ----------     ----------     ----------     ------    ------

  Proceeds from mutual funds shares sold ......        83,566        551,683        162,224      1,025,957         --        --
  Cost of mutual fund shares sold .............      (141,714)      (546,397)      (149,286)    (2,285,784)        --        --
                                                   ----------     ----------     ----------     ----------     ------    ------
   Realized gain (loss) on investments ........       (58,148)         5,286         12,938     (1,259,827)        --        --
  Change in unrealized gain (loss)
   on investments .............................        46,856          6,209         (4,684)      (843,878)        --        --
                                                   ----------     ----------     ----------     ----------     ------    ------
   Net gain (loss) on investments .............       (11,292)        11,495          8,254     (2,103,705)        --        --
                                                   ----------     ----------     ----------     ----------     ------    ------
  Reinvested capital gains ....................            --             --              6      1,683,860         --        --
                                                   ----------     ----------     ----------     ----------     ------    ------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $  (10,814)        11,832          8,196       (424,187)        --        --
                                                   ==========     ==========     ==========     ==========     ======    ======


                                                                  NBAMTGuard
                                                                  ----------
                                                      2001           2000            1999
                                                      ----           ----            ----
Investment activity:
  Reinvested dividends ........................         5,896          4,952          6,081
  Mortality and expense risk charges (note 3) .        (2,617)        (1,253)        (2,924)
                                                   ----------     ----------     ----------
   Net investment income ......................         3,279          3,699          3,157
                                                   ----------     ----------     ----------

  Proceeds from mutual funds shares sold ......     1,266,653        325,652        951,436
  Cost of mutual fund shares sold .............    (1,287,673)      (306,647)      (732,696)
                                                   ----------     ----------     ----------
   Realized gain (loss) on investments ........       (21,020)        19,005        218,740
  Change in unrealized gain (loss)
   on investments .............................        20,741          3,878         38,434
                                                   ----------     ----------     ----------
   Net gain (loss) on investments .............          (279)        22,883        257,174
                                                   ----------     ----------     ----------
  Reinvested capital gains ....................        84,223             --             --
                                                   ----------     ----------     ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........        87,223         26,582        260,331
                                                   ==========     ==========     ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                 NBAMTLMat                           NBAMTMCGr
                                                                 ---------                           ---------
                                                      2001         2000      1999        2001           2000           1999
                                                      ----         ----      ----        ----           ----           ----
Investment activity:
  Reinvested dividends ........................    $  245,355         --        --            --             --             --
  Mortality and expense risk charges (note 3) .        (6,622)        --        --        (2,889)        (2,434)        (2,756)
                                                   ----------     ------    ------    ----------     ----------     ----------
   Net investment income ......................       238,733         --        --        (2,889)        (2,434)        (2,756)
                                                   ----------     ------    ------    ----------     ----------     ----------

  Proceeds from mutual funds shares sold ......       187,383         --        --       729,961        501,362        755,623
  Cost of mutual fund shares sold .............      (196,071)        --        --    (1,055,836)      (298,044)      (613,410)
                                                   ----------     ------    ------    ----------     ----------     ----------
   Realized gain (loss) on investments ........        (8,688)        --        --      (325,875)       203,318        142,213
  Change in unrealized gain (loss)
   on investments .............................      (138,767)        --        --        47,593        (30,929)       (67,406)
                                                   ----------     ------    ------    ----------     ----------     ----------
   Net gain (loss) on investments .............      (147,455)        --        --      (278,282)       172,389         74,807
                                                   ----------     ------    ------    ----------     ----------     ----------
  Reinvested capital gains ....................            --         --        --            --            442         33,171
                                                   ----------     ------    ------    ----------     ----------     ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $   91,278         --        --      (281,171)       170,397        105,222
                                                   ==========     ======    ======    ==========     ==========     ==========


                                                                  NBAMTPart
                                                                  ---------
                                                      2001           2000           1999
                                                      ----           ----           ----
Investment activity:
  Reinvested dividends ........................        28,260          6,994          4,324
  Mortality and expense risk charges (note 3) .       (11,197)        (2,153)        (1,176)
                                                   ----------     ----------     ----------
   Net investment income ......................        17,063          4,841          3,148
                                                   ----------     ----------     ----------

  Proceeds from mutual funds shares sold ......     1,328,436        578,158         80,205
  Cost of mutual fund shares sold .............    (1,473,189)      (640,843)       (68,280)
                                                   ----------     ----------     ----------
   Realized gain (loss) on investments ........      (144,753)       (62,685)        11,925
  Change in unrealized gain (loss)
   on investments .............................      (279,308)       (83,881)        60,860
                                                   ----------     ----------     ----------
   Net gain (loss) on investments .............      (424,061)      (146,566)        72,785
                                                   ----------     ----------     ----------
  Reinvested capital gains ....................       268,466        148,730          7,690
                                                   ----------     ----------     ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........      (138,532)         7,005         83,623
                                                   ==========     ==========     ==========



                                                                   OppAggGrVA                                          OppBdVA
                                                                   ----------                                          -------
                                                      2001            2000            1999            2001         2000      1999
                                                      ----            ----            ----            ----         ----      ----
Investment activity:
  Reinvested dividends ........................    $    88,470              --              --          22,657        --       --
  Mortality and expense risk charges (note 3) .        (16,335)         (8,493)         (1,523)           (758)       --       --
                                                   -----------     -----------     -----------     -----------     -----    -----
   Net investment income ......................         72,135          (8,493)         (1,523)         21,899        --       --
                                                   -----------     -----------     -----------     -----------     -----    -----

  Proceeds from mutual funds shares sold ......      2,077,830       2,470,167         247,577         133,973        --       --
  Cost of mutual fund shares sold .............     (3,815,190)     (1,619,692)       (173,671)       (143,889)       --       --
                                                   -----------     -----------     -----------     -----------     -----    -----
   Realized gain (loss) on investments ........     (1,737,360)        850,475          73,906          (9,916)       --       --
  Change in unrealized gain (loss)
   on investments .............................     (3,180,445)       (113,083)        103,252          (2,663)       --       --
                                                   -----------     -----------     -----------     -----------     -----    -----
   Net gain (loss) on investments .............     (4,917,805)        737,392         177,158         (12,579)       --       --
                                                   -----------     -----------     -----------     -----------     -----    -----
  Reinvested capital gains ....................      1,380,419         176,333              --              --        --       --
                                                   -----------     -----------     -----------     -----------     -----    -----
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $(3,465,251)        905,232         175,635           9,320        --       --
                                                   ===========     ===========     ===========     ===========     =====    =====


                                                                   OppCapApVA
                                                                   ----------
                                                       2001           2000             1999
                                                       ----           ----             ----
Investment activity:
  Reinvested dividends ........................         53,051           4,074             122
  Mortality and expense risk charges (note 3) .        (13,203)         (5,584)           (445)
                                                   -----------     -----------     -----------
   Net investment income ......................         39,848          (1,510)           (323)
                                                   -----------     -----------     -----------

  Proceeds from mutual funds shares sold ......        806,324       1,109,805         375,974
  Cost of mutual fund shares sold .............       (789,335)       (890,549)       (345,292)
                                                   -----------     -----------     -----------
   Realized gain (loss) on investments ........         16,989         219,256          30,682
  Change in unrealized gain (loss)
   on investments .............................     (1,219,257)       (171,481)         23,591
                                                   -----------     -----------     -----------
   Net gain (loss) on investments .............     (1,202,268)         47,775          54,273
                                                   -----------     -----------     -----------
  Reinvested capital gains ....................        796,090         217,412           1,339
                                                   -----------     -----------     -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........       (366,330)        263,677          55,289
                                                   ===========     ===========     ===========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                              OppGISecVA                             OppMGrInVA
                                                              ----------                             ----------
                                                      2001          2000      1999        2001            2000             1999
                                                      ----          ----      ----        ----            ----             ----
Investment activity:
  Reinvested dividends ........................    $    29,567         --        --          2,748           1,596           4,341
  Mortality and expense risk charges (note 3) .         (3,271)        --        --         (1,056)           (885)         (1,473)
                                                   -----------     ------    ------    -----------     -----------     -----------
   Net investment income ......................         26,296         --        --          1,692             711           2,868
                                                   -----------     ------    ------    -----------     -----------     -----------

  Proceeds from mutual funds shares sold ......      2,574,877         --        --        376,496         894,334         254,479
  Cost of mutual fund shares sold .............     (3,247,372)        --        --       (435,596)       (886,462)       (208,779)
                                                   -----------     ------    ------    -----------     -----------     -----------
   Realized gain (loss) on investments ........       (672,495)        --        --        (59,100)          7,872          45,700
  Change in unrealized gain (loss)
   on investments .............................       (157,428)        --        --         32,345         (30,566)         81,678
                                                   -----------     ------    ------    -----------     -----------     -----------
   Net gain (loss) on investments .............       (829,923)        --        --        (26,755)        (22,694)        127,378
                                                   -----------     ------    ------    -----------     -----------     -----------
  Reinvested capital gains ....................        548,160         --        --             --          21,075           7,313
                                                   -----------     ------    ------    -----------     -----------     -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $  (255,467)        --        --        (25,063)           (908)        137,559
                                                   ===========     ======    ======    ===========     ===========     ===========


                                                                   OppMltStVA
                                                                   ----------
                                                         2001          2000      1999
                                                         ----          ----      ----
Investment activity:
  Reinvested dividends ........................            31,645         --        --
  Mortality and expense risk charges (note 3) .            (1,632)        --        --
                                                      -----------     ------    ------
   Net investment income ......................            30,013         --        --
                                                      -----------     ------    ------

  Proceeds from mutual funds shares sold ......           248,906         --        --
  Cost of mutual fund shares sold .............          (262,987)        --        --
                                                      -----------     ------    ------
   Realized gain (loss) on investments ........           (14,081)        --        --
  Change in unrealized gain (loss)
   on investments .............................           (13,447)        --        --
                                                      -----------     ------    ------
   Net gain (loss) on investments .............           (27,528)        --        --
                                                      -----------     ------    ------
  Reinvested capital gains ....................            42,267         --        --
                                                      -----------     ------    ------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........            44,752         --        --
                                                      ===========     ======    ======



                                                                   STOpp2                              NSATStrGro
                                                                   ------                              ----------
                                                       2001         2000      1999         2001           2000            1999
                                                       ----         ----      ----         ----           ----            ----
Investment activity:
  Reinvested dividends ........................    $     1,085         --        --             --              --              --
  Mortality and expense risk charges (note 3) .         (9,571)        --        --         (2,660)         (2,281)            (49)
                                                   -----------     ------    ------    -----------     -----------     -----------
   Net investment income ......................         (8,486)        --        --         (2,660)         (2,281)            (49)
                                                   -----------     ------    ------    -----------     -----------     -----------

  Proceeds from mutual funds shares sold ......      1,313,551         --        --        636,397         675,957          10,464
  Cost of mutual fund shares sold .............     (1,282,417)        --        --       (962,730)       (577,983)         (9,961)
                                                   -----------     ------    ------    -----------     -----------     -----------
   Realized gain (loss) on investments ........         31,134         --        --       (326,333)         97,974             503
  Change in unrealized gain (loss)
   on investments .............................        (75,746)        --        --        140,248        (104,528)          5,388
                                                   -----------     ------    ------    -----------     -----------     -----------
   Net gain (loss) on investments .............        (44,612)        --        --       (186,085)         (6,554)          5,891
                                                   -----------     ------    ------    -----------     -----------     -----------
  Reinvested capital gains ....................             --         --        --             --              --              --
                                                   -----------     ------    ------    -----------     -----------     -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $   (53,098)        --        --       (188,745)         (8,835)          5,842
                                                   ===========     ======    ======    ===========     ===========     ===========



                                                                StIntStk2
                                                                ---------
                                                         2001         2000      1999
                                                         ----         ----      ----
Investment activity:
  Reinvested dividends ........................               --         --        --
  Mortality and expense risk charges (note 3) .              (62)        --        --
                                                     -----------     ------    ------
   Net investment income ......................              (62)        --        --
                                                     -----------     ------    ------

  Proceeds from mutual funds shares sold ......          156,906         --        --
  Cost of mutual fund shares sold .............         (168,816)        --        --
                                                     -----------     ------    ------
   Realized gain (loss) on investments ........          (11,910)        --        --
  Change in unrealized gain (loss)
   on investments .............................           (1,083)        --        --
                                                     -----------     ------    ------
   Net gain (loss) on investments .............          (12,993)        --        --
                                                     -----------     ------    ------
  Reinvested capital gains ....................              396         --        --
                                                     -----------     ------    ------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........          (12,659)        --        --
                                                     ===========     ======    ======

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                  MSUEmMkt                               MSUMCapGr
                                                                  --------                               ---------
                                                     2001          2000          1999          2001        2000      1999
                                                     ----          ----          ----          ----        ----      ----
Investment activity:
  Reinvested dividends ........................    $      --            --            --            --        --       --
  Mortality and expense risk charges (note 3) .       (1,113)         (476)         (230)           (6)       --       --
                                                   ---------     ---------     ---------     ---------     -----    -----
  Net investment income .......................       (1,113)         (476)         (230)           (6)       --       --
                                                   ---------     ---------     ---------     ---------     -----    -----

  Proceeds from mutual funds shares sold ......      343,517        87,491       180,915         2,711        --       --
  Cost of mutual fund shares sold .............     (333,805)      (90,248)     (171,817)       (2,980)       --       --
                                                   ---------     ---------     ---------     ---------     -----    -----
  Realized gain (loss) on investments .........        9,712        (2,757)        9,098          (269)       --       --
  Change in unrealized gain (loss)
   on investments .............................       18,371        31,192         9,575         1,021        --       --
                                                   ---------     ---------     ---------     ---------     -----    -----
   Net gain (loss) on investments .............       28,083        28,435        18,673           752        --       --
                                                   ---------     ---------     ---------     ---------     -----    -----
  Reinvested capital gains ....................           --            --            --            --        --       --
                                                   ---------     ---------     ---------     ---------     -----    -----
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $  26,970        27,959        18,443           746        --       --
                                                   =========     =========     =========     =========     =====    =====


                                                                 MSUUSRealE
                                                                 ----------
                                                     2001          2000           1999
                                                     ----          ----           ----
Investment activity:
  Reinvested dividends ........................           --        22,511         7,347
  Mortality and expense risk charges (note 3) .       (2,179)         (822)         (313)
                                                   ---------     ---------     ---------
  Net investment income .......................       (2,179)       21,689         7.034
                                                   ---------     ---------     ---------

  Proceeds from mutual funds shares sold ......      328,910       633,505       491,084
  Cost of mutual fund shares sold .............     (330,878)     (623,288)     (463,524)
                                                   ---------     ---------     ---------
  Realized gain (loss) on investments .........       (1,968)       10,217        27,560
  Change in unrealized gain (loss)
   on investments .............................      122,673        15,670         2,328
                                                   ---------     ---------     ---------
   Net gain (loss) on investments .............      120,705        25,887        29,888
                                                   ---------     ---------     ---------
  Reinvested capital gains ....................           --            --            --
                                                   ---------     ---------     ---------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........      118,526        47,576        36,922
                                                   =========     =========     =========


                                                                  VEWwEmgMkt                              VEWwHrdAst
                                                                  ----------                              ----------
                                                       2001          2000           1999         2001        2000         1999
                                                       ----          ----           ----         ----        ----         ----
Investment activity:
  Reinvested dividends ........................    $        --            --            --        6,474       3,614        1,327
  Mortality and expense risk charges (note 3) .         (1,259)       (1,117)         (402)      (1,168)       (786)        (216)
                                                   -----------     ---------     ---------     --------    --------     --------
   Net investment income ......................         (1,259)       (1,117)         (402)       5,306       2,828        1,111
                                                   -----------     ---------     ---------     --------    --------     --------

  Proceeds from mutual funds shares sold ......        941,138       240,058        66,249      256,958     163,672      332,265
  Cost of mutual fund shares sold .............     (1,246,937)     (163,081)      (45,924)    (223,577)   (151,128)    (309,311)
                                                   -----------     ---------     ---------     --------    --------     --------
   Realized gain (loss) on investments ........       (305,799)       76,977        20,325       33,381      12,544       22,954
  Change in unrealized gain (loss)
   on investments .............................        301,375      (140,409)       69,765      (52,566)     11,597        5,720
                                                   -----------     ---------     ---------     --------    --------     --------
  Net gain (loss) on investments ..............         (4,424)      (63,432)       90,090      (19,185)     24,141       28,674
                                                   -----------     ---------     ---------     --------    --------     --------
  Reinvested capital gains ....................             --            --            --           --          --           --
                                                   -----------     ---------     ---------     --------    --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $    (5,683)      (64,549)       89,688      (13,879)     26,969       29,785
                                                   ===========     =========     =========     ========    ========     ========

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                      Total                                     ACVPBal
                                                                      -----                                     -------
                                                   2001               2000              1999           2001         2000    1999
                                                   ----               ----              ----           ----         ----    ----
Investment activity:
  Net investment income ...................    $   4,015,956         1,474,281           481,552        13,361        --       --
  Realized gain (loss) on investments .....      (15,194,080)        4,288,849         1,620,215       (11,846)       --       --
  Change in unrealized gain (loss)
   on investments .........................      (11,520,480)       (6,001,647)        2,427,206       (11,397)       --       --
  Reinvested capital gains ................        8,499,040         2,666,845           450,919        16,886        --       --
                                               -------------     -------------     -------------     ---------     -----    -----
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............      (14,199,564)        2,428,328         4,979,892         7,004        --       --
                                               -------------     -------------     -------------     ---------     -----    -----

Equity transactions:
  Purchase payments received from
   contract owners ........................      207,866,436        52,864,932        43,819,796       722,478        --       --
  Transfers between funds .................               --                --                --      (114,118)       --       --
  Surrenders ..............................       (5,209,323)               --                --            --        --       --
  Death benefits ..........................         (198,395)               --                --            --        --       --
  Policy loans (net of repayments) (note 4)        1,109,900                --                --            --        --       --
  Deductions for surrender charges ........               --                --                --            --        --       --
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................      (23,687,363)       (1,891,295)       (1,058,304)     (183,406)       --       --
                                               -------------     -------------     -------------     ---------     -----    -----
     Net equity transactions ..............      179,881,255        50,973,637        42,761,492       424,954        --       --
                                               -------------     -------------     -------------     ---------     -----    -----

  Net change in contract owners' equity ...      165,681,691        53,401,965        47,741,384       431,958        --       --
  Contract owners' equity beginning
   of period ..............................      237,376,916       122,181,811        26,899,259            --        --       --
                                               -------------     -------------     -------------     ---------     -----    -----
  Contract owners' equity end of period ...    $ 403,058,607       175,583,776        74,640,643       431,958        --       --
                                               =============     =============     =============     =========     =====    =====


CHANGES IN UNITS:
  Beginning units .........................       20,181,570         9,922,749         2,606,238            --        --       --
                                               -------------     -------------     -------------     ---------     -----    -----
  Units purchased .........................       19,819,328         5,827,133         6,685,717        43,274        --       --
  Units redeemed ..........................       (3,514,127)       (1,917,138)       (2,722,128)           --        --       --
                                               -------------     -------------     -------------     ---------     -----    -----
  Ending units ............................       36,486,771        13,832,744         6,569,827        43,274        --       --
                                               =============     =============     =============     =========     =====    =====


                                                              ACVPCapAp
                                                               ---------
                                                  2001          2000      1999
                                                  ----          ----      ----
Investment activity:
  Net investment income ...................          (1,403)       --       --
  Realized gain (loss) on investments .....        (261,507)       --       --
  Change in unrealized gain (loss)
   on investments .........................        (149,985)       --       --
  Reinvested capital gains ................         357,574        --       --
                                              -------------     -----    -----
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............         (55,321)       --       --
                                              -------------     -----    -----

Equity transactions:
  Purchase payments received from
   contract owners ........................       1,561,193        --       --
  Transfers between funds .................         218,058        --       --
  Surrenders ..............................              --        --       --
  Death benefits ..........................              --        --       --
  Policy loans (net of repayments) (note 4)              --        --       --
  Deductions for surrender charges ........              --        --       --
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................        (607,018)       --       --
                                              -------------     -----    -----
     Net equity transactions ..............       1,172,233        --       --
                                              -------------     -----    -----

  Net change in contract owners' equity ...       1,116,912        --       --
  Contract owners' equity beginning
   of period ..............................              --        --       --
                                              -------------     -----    -----
  Contract owners' equity end of period ...       1,116,912        --       --
                                              =============     =====    =====

CHANGES IN UNITS:
  Beginning units .........................              --        --       --
                                              -------------     -----    -----
  Units purchased .........................          85,085        --       --
  Units redeemed ..........................              --        --       --
                                              -------------     -----    -----
  Ending units ............................          85,085        --       --
                                              =============     =====    =====

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                               ACVPIncGr
                                                                               ---------
                                                                   2001          2000           1999
                                                                   ----          ----           ----
Investment activity:
  Net investment income ..................................     $    43,432         22,972         (2,729)
  Realized gain (loss) on investments ....................        (650,130)       198,621         89,646
  Change in unrealized gain (loss)
   on investments ........................................         392,274       (565,992)       121,392
  Reinvested capital gains ...............................              --             --             --
                                                               -----------    -----------    -----------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations ............................        (214,424)      (344,399)       208,309
                                                               -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
   contract owners .......................................       3,912,260      3,557,239      2,957,314
  Transfers between funds ................................      (3,569,017)    (1,453,508)       230,864
  Surrenders .............................................         (65,786)            --             --
  Death benefits .........................................          (1,962)            --             --
  Policy loans (net of repayments) (note 4) ..............              --             --             --
  Deductions for surrender charges .......................              --             --             --
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .....................................         220,358        (49,682)       (22,420)
                                                               -----------    -----------    -----------
    Net equity transactions ..............................         495,853      2,054,049      3,165,758
                                                               -----------    -----------    -----------

Net change in contract owners' equity ....................         281,429      1,709,650      3,374,067
Contract owners' equity beginning
  of period ..............................................       6,689,757      5,781,146        459,304
                                                               -----------    -----------    -----------
Contract owners' equity end of period ....................     $ 6,971,186      7,490,796      3,833,371
                                                               ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ........................................         609,285        475,870         42,170
                                                               -----------    -----------    -----------
  Units purchased ........................................         281,688        290,122        295,910
  Units redeemed .........................................        (231,030)      (129,275)        (2,624)
                                                               -----------    -----------    -----------
  Ending units ...........................................         659,943        636,717        335,456
                                                               ===========    ===========    ===========


                                                               ACVPInt                                     ACVPValue
                                                               -------                                     ---------
                                                  2001           2000           1999           2001           2000           1999
                                                  ----           ----           ----           ----           ----           ----
Investment activity:
  Net investment income ...................       (11,410)        (3,328)        (1,770)        75,785           (364)        1,177
  Realized gain (loss) on investments .....      (377,979)       364,676         46,531        133,968         29,181         2,312
  Change in unrealized gain (loss)
   on investments .........................    (3,506,169)      (757,285)        47,565        110,024        (22,743)        8,933
  Reinvested capital gains ................     1,241,326         70,841             --             --          1,532        13,940
                                              -----------    -----------    -----------    -----------    -----------    ----------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............    (2,654,232)      (325,096)        92,326        319,777          7,606        26,362
                                              -----------    -----------    -----------    -----------    -----------    ----------
Equity transactions:
  Purchase payments received from
   contract owners ........................     5,322,901      1,741,572      1,286,823      2,969,592        148,591        38,964
  Transfers between funds .................     3,794,959      1,479,670        137,674      2,665,197        230,127        29,313
  Surrenders ..............................       (30,241)            --             --             --             --            --
  Death benefits ..........................        (7,854)            --             --         (6,765)            --            --
  Policy loans (net of repayments) (note 4)            --             --             --             --             --            --
  Deductions for surrender charges ........            --             --             --             --             --            --
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................      (338,372)       (62,679)       (29,776)      (544,463)        (6,558)       (2,963)
                                              -----------    -----------    -----------    -----------    -----------    ----------
    Net equity transactions ...............     8,741,393      3,158,563      1,394,721      5,083,561        372,160        65,314
                                              -----------    -----------    -----------    -----------    -----------    ----------

Net change in contract owners' equity .....     6,087,161      2,833,467      1,487,047      5,403,338        379,766        91,676
Contract owners' equity beginning
  of period ...............................     9,311,473      3,233,319        306,135      1,102,641        315,811        96,106
                                              -----------    -----------    -----------    -----------    -----------    ----------
Contract owners' equity end of period .....    15,398,634      6,066,786      1,793,182      6,505,979        695,577       187,782
                                              ===========    ===========    ===========    ===========    ===========    ==========


CHANGES IN UNITS:
  Beginning units .........................       703,839        202,543         31,340        101,219         34,114        10,252
                                              -----------    -----------    -----------    -----------    -----------    ----------
  Units purchased .........................       761,969        206,181        144,525        465,030         45,558         8,036
  Units redeemed ..........................        (5,041)        (3,700)        (4,528)        (8,080)        (1,250)         (549)
                                              -----------    -----------    -----------    -----------    -----------    ----------
  Ending units ............................     1,460,767        405,024        171,337        558,169         78,422        17,739
                                              ===========    ===========    ===========    ===========    ===========    ==========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                               WPGIPVenCp                                    WPIntEq
                                                               ----------                                    -------
                                                  2001            2000            1999           2001          2000         1999
                                                  ----            ----            ----           ----          ----         ----
Investment activity:
  Net investment income ...................    $    (1,909)         (1,647)           (477)        (548)        (806)        (562)
  Realized gain (loss) on investments .....       (496,644)        115,273          36,081     (131,081)      64,118       12,855
  Change in unrealized gain (loss)
   on investments .........................        244,399         (76,795)         (2,501)      72,932     (123,101)      12,371
  Reinvested capital gains ................             --              --              --           --           --           --
                                               -----------     -----------     -----------     --------     --------     --------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............       (254,154)         36,831          33,103      (58,697)     (59,789)      24,664
                                               -----------     -----------     -----------     --------     --------     --------
Equity transactions:
  Purchase payments received from
   contract owners ........................        466,136         279,421          98,602      176,376       97,287      119,716
  Transfers between funds .................       (439,978)         15,094         (85,156)     (79,745)    (104,011)       2,873
  Surrenders ..............................             --              --              --      (67,369)          --           --
  Death benefits ..........................            (98)             --              --         (826)          --           --
  Policy loans (net of repayments) (note 4)             --              --              --      (87,288)          --           --
  Deductions for surrender charges ........             --              --              --           --           --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (74,872)        (12,233)         (7,058)      79,824       (2,633)      (7,053)
                                               -----------     -----------     -----------     --------     --------     --------
      Net equity transactions .............        (48,812)        282,282           6,388       20,972       (9,357)     115,536
                                               -----------     -----------     -----------     --------     --------     --------

Net change in contract owners' equity .....       (302,966)        319,113          39,491      (37,725)     (69,146)     140,200
Contract owners' equity beginning
  of period ...............................      1,091,514         649,809         219,786      301,208      433,536      225,231
                                               -----------     -----------     -----------     --------     --------     --------
Contract owners' equity end of period .....    $   788,548         968,922         259,277      263,483      364,390      365,431
                                               ===========     ===========     ===========     ========     ========     ========


CHANGES IN UNITS:
  Beginning units .........................         91,578          44,018          24,245       30,020       31,892       25,320
                                               -----------     -----------     -----------     --------     --------     --------
  Units purchased .........................          2,980          18,322          44,517        7,277        7,388       14,104
  Units redeemed ..........................        (78,813)        (39,420)        (51,782)      (5,996)      (9,848)        (924)
                                               -----------     -----------     -----------     --------     --------     --------
  Ending units ............................         15,745          22,920          16,980       31,301       29,432       38,500
                                               ===========     ===========     ===========     ========     ========     ========


                                                           WPSmCoGr
                                                           --------
                                                  2001          2000      1999
                                                  ----          ----      ----
Investment activity:
  Net investment income ...................         (6,778)        --        --
  Realized gain (loss) on investments .....         (2,103)        --        --
  Change in unrealized gain (loss)
   on investments .........................        (25,391)        --        --
  Reinvested capital gains ................             --         --        --
                                               -----------     ------    ------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............        (34,272)        --        --
                                               -----------     ------    ------
Equity transactions:
  Purchase payments received from
   contract owners ........................      4,924,221         --        --
  Transfers between funds .................      1,338,292         --        --
  Surrenders ..............................             --         --        --
  Death benefits ..........................             --         --        --
  Policy loans (net of repayments) (note 4)             --         --        --
  Deductions for surrender charges ........             --         --        --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (759,751)        --        --
                                               -----------     ------    ------
      Net equity transactions .............      5,502,762         --        --
                                               -----------     ------    ------


Net change in contract owners' equity .....      5,468,490         --        --
Contract owners' equity beginning
  of period ...............................             --         --        --
                                               -----------     ------    ------
Contract owners' equity end of period .....      5,468,490         --        --
                                               ===========     ======    ======




CHANGES IN UNITS:
  Beginning units .........................             --         --        --
                                               -----------     ------    ------
  Units purchased .........................        595,992         --        --
  Units redeemed ..........................         (6,655)        --        --
                                               -----------     ------    ------
  Ending units ............................        589,337         --        --
                                               ===========     ======    ======

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                WPValue                                 DrySRGr
                                                                -------                                 -------
                                                  2001           2000         1999          2001         2000            1999
                                                  ----           ----         ----          ----         ----            ----
Investment activity:
  Net investment income ...................    $      (710)        (632)         (766)        (521)         (635)           (183)
  Realized gain (loss) on investments .....          6,378      (67,883)       88,684      (63,948)       17,378           1,117
  Change in unrealized gain (loss)
   on investments .........................        (27,065)      32,445       (31,843)      26,584           670          14,782
  Reinvested capital gains ................             --           --            --           --            --              --
                                               -----------     --------     ---------     --------     ---------     -----------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............        (21,397)     (36,070)       56,075      (37,885)       17,413          15,716
                                               -----------     --------     ---------     --------     ---------     -----------

Equity transactions:
  Purchase payments received from
   contract owners ........................         24,995      179,755       227,908      430,715       393,272         185,242
  Transfers between funds .................        (79,020)    (285,090)     (535,326)    (400,761)      (24,981)         17,491
  Surrenders ..............................        (14,457)          --            --           --            --              --
  Death benefits ..........................             --           --            --       (1,081)           --              --
  Policy loans (net of repayments) (note 4)             --           --            --           --            --              --
  Deductions for surrender charges ........             --           --            --           --            --              --
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................         (5,378)      (8,151)      (12,735)      87,190        (5,729)         (2,136)
                                               -----------     --------     ---------     --------     ---------     -----------
    Net equity transactions ...............        (73,860)    (113,486)     (320,153)     116,063       362,562         200,597
                                               -----------     --------     ---------     --------     ---------     -----------

Net change in contract owners' equity .....        (95,257)    (149,556)     (264,078)      78,178       379,975         216,313
Contract owners' equity beginning
  of period ...............................        280,512      384,325       458,232      299,949       108,845           8,270
                                               -----------     --------     ---------     --------     ---------     -----------
Contract owners' equity end of period .....    $   185,255      234,769       194,154      378,127       488,820         224,583
                                               ===========     ========     =========     ========     =========     ===========


CHANGES IN UNITS:
  Beginning units .........................         24,581       36,533        46,093       23,442         7,538             742
                                               -----------     --------     ---------     --------     ---------     -----------
  Units purchased .........................         66,193       26,894        11,031       16,513        28,526          17,502
  Units redeemed ..........................         (8,318)        (784)      (31,703)      (5,477)       (2,987)           (340)
                                               -----------     --------     ---------     --------     ---------     -----------
  Ending units ............................         82,456       62,643        25,421       34,478        33,077          17,904
                                               ===========     ========     =========     ========     =========     ===========


                                                                 DryStkIx
                                                                 --------
                                                   2001            2000             1999
                                                   ----            ----             ----
Investment activity:
  Net investment income ...................        172,237         107,224          76,094
  Realized gain (loss) on investments .....     (2,304,727)      1,506,770         162,360
  Change in unrealized gain (loss)
   on investments .........................       (840,067)     (1,862,189)      1,367,902
  Reinvested capital gains ................          9,824          38,195          62,396
                                               -----------     -----------     -----------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............     (2,962,733)       (210,000)      1,668,752
                                               -----------     -----------     -----------

Equity transactions:
  Purchase payments received from
   contract owners ........................     26,619,120      12,136,138       6,946,038
  Transfers between funds .................    (17,110,298)     (4,221,481)      9,716,946
  Surrenders ..............................       (320,976)             --              --
  Death benefits ..........................        (35,218)             --              --
  Policy loans (net of repayments) (note 4)       (300,482)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................     (3,351,274)       (485,641)       (261,291)
                                               -----------     -----------     -----------
    Net equity transactions ...............      5,500,872       7,429,016      16,401,693
                                               -----------     -----------     -----------

Net change in contract owners' equity .....      2,538,139       7,219,016      18,070,445
Contract owners' equity beginning
  of period ...............................     47,161,588      31,914,985       6,042,687
                                               -----------     -----------     -----------
Contract owners' equity end of period .....     49,699,727      39,134,001      24,113,132
                                               ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units .........................      3,995,395       2,442,329         547,841
                                               -----------     -----------     -----------
  Units purchased .........................      1,181,415         988,784       1,824,361
  Units redeemed ..........................       (673,290)       (410,908)       (380,554)
                                               -----------     -----------     -----------
  Ending units ............................      4,503,520       3,020,205       1,991,648
                                               ===========     ===========     ===========



(Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                DryEuroEq                                NSATMidCap
                                                                ---------                                ----------
                                                   2001            2000        1999        2001            2000             1999
                                                   ----            ----        ----        ----            ----             ----
Investment activity:
  Net investment income ...................    $      (213)           (158)       --          2,338           1,237              (8)
  Realized gain (loss) on investments .....        (73,980)         29,390        --          1,267           8,927             345
  Change in unrealized gain (loss)
   on investments .........................            (15)         (7,222)       --         47,388          52,473            (351)
  Reinvested capital gains ................             --             134        --             --              --              --
                                               -----------     -----------     -----    -----------     -----------     -----------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............        (74,208)         22,144        --         50,993          62,637             (14)
                                               -----------     -----------     -----    -----------     -----------     -----------
Equity transactions:
  Purchase payments received from
   contract owners ........................        162,000          63,923        --      1,101,176         300,741           1,113
  Transfers between funds .................        (87,837)       (351,073)       --       (213,229)         91,564          (2,907)
  Surrenders ..............................             --              --        --             --              --              --
  Death benefits ..........................             --              --        --             --              --              --
  Policy loans (net of repayments) (note 4)             --              --        --             --              --              --
  Deductions for surrender charges ........             --              --        --             --              --              --
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................           (787)         (1,331)       --        (53,619)         (5,366)             (9)
                                               -----------     -----------     -----    -----------     -----------     -----------
     Net equity transactions ..............         73,376        (288,481)       --        834,328         386,939          (1,803)
                                               -----------     -----------     -----    -----------     -----------     -----------

Net change in contract owners' equity .....           (832)       (266,337)       --        885,321         449,576          (1,817)
Contract owners' equity beginning
  of period ...............................            832         294,707        --      1,172,206         588,358           2,544
                                               -----------     -----------     -----    -----------     -----------     -----------
Contract owners' equity end of period .....    $        --          28,370        --      2,057,527       1,037,934             727
                                               ===========     ===========     =====    ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units .........................             66          22,815        --         86,361          49,740             259
                                               -----------     -----------     -----    -----------     -----------     -----------
  Units purchased .........................         13,083           5,362        --         94,144          32,293             133
  Units redeemed ..........................        (13,149)        (26,029)       --        (29,607)           (787)           (325)
                                               -----------     -----------     -----    -----------     -----------     -----------
  Ending units ............................             --           2,148        --        150,898          81,246              67
                                               ===========     ===========     =====    ===========     ===========     ===========


                                                                 DryVApp
                                                                 -------
                                                   2001            2000            1999
                                                   ----            ----            ----
Investment activity:
  Net investment income ...................        (18,931)         (3,815)         (1,441)
  Realized gain (loss) on investments .....        (29,258)         29,849          45,870
  Change in unrealized gain (loss)
   on investments .........................       (501,710)         67,617          11,054
  Reinvested capital gains ................             --              --              --
                                               -----------     -----------     -----------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............       (549,899)         93,651          55,483
                                               -----------     -----------     -----------
Equity transactions:
  Purchase payments received from
   contract owners ........................     11,505,070         859,619         530,036
  Transfers between funds .................        319,574          63,348         245,690
  Surrenders ..............................        (40,685)             --              --
  Death benefits ..........................           (955)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................       (174,201)        (33,049)        (27,292)
                                               -----------     -----------     -----------
     Net equity transactions ..............     11,608,803         889,918         748,434
                                               -----------     -----------     -----------

Net change in contract owners' equity .....     11,058,904         983,569         803,917
Contract owners' equity beginning
  of period ...............................      3,144,908       1,467,751         300,742
                                               -----------     -----------     -----------
Contract owners' equity end of period .....     14,203,812       2,451,320       1,104,659
                                               ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units .........................        259,664         119,919          27,277
                                               -----------     -----------     -----------
  Units purchased .........................      1,023,630          78,114          71,696
  Units redeemed ..........................        (29,750)         (2,801)         (5,596)
                                               -----------     -----------     -----------
  Ending units ............................      1,253,544         195,232          93,377
                                               ===========     ===========     ===========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                            DryVGrInc                               FedQualBd2
                                                            ---------                               ----------
                                                   2001         2000      1999         2001            2000         1999
                                                   ----         ----      ----         ----            ----         ----
Investment activity:
  Net investment income ...................    $       683         --        --          6,099             (81)        --
  Realized gain (loss) on investments .....         (8,872)        --        --          3,435            (652)        --
  Change in unrealized gain (loss)
   on investments .........................         10,433         --        --           (343)         13,574         --
  Reinvested capital gains ................          9,105         --        --            688              --         --
                                               -----------     ------    ------    -----------     -----------     ------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............         11,349         --        --          9,879          12,841         --
                                               -----------     ------    ------    -----------     -----------     ------

Equity transactions:
  Purchase payments received from
   contract owners ........................        909,908         --        --         16,666          72,878         --
  Transfers between funds .................        166,023         --        --         52,792         362,876         --
  Surrenders ..............................       (139,333)        --        --             --              --         --
  Death benefits ..........................             --         --        --             --              --         --
  Policy loans (net of repayments) (note 4)       (171,256)        --        --             --              --         --
  Deductions for surrender charges ........             --         --        --             --              --         --
  Redemptions to pay cost of insurance
   charges and administration charges
  (notes 2b and 2c) .......................         86,332         --        --         (8,215)         (1,361)        --
                                               -----------     ------    ------    -----------     -----------     ------
    Net equity transactions ...............        851,674         --        --         61,243         434,393         --
                                               -----------     ------    ------    -----------     -----------     ------

Net change in contract owners' equity .....        863,023         --        --         71,122         447,234         --
Contract owners' equity beginning
  of period ...............................             --         --        --        254,086              --         --
                                               -----------     ------    ------    -----------     -----------     ------
Contract owners' equity end of period .....    $   863,023         --        --        325,208         447,234         --
                                               ===========     ======    ======    ===========     ===========     ======

CHANGES IN UNITS:
  Beginning units .........................             --         --        --         23,465              --         --
                                               -----------     ------    ------    -----------     -----------     ------
  Units purchased .........................         86,158         --        --          6,236          44,321         --
  Units redeemed ..........................         (1,353)        --        --           (682)           (177)        --
                                               -----------     ------    ------    -----------     -----------     ------
  Ending units ............................         84,805         --        --         29,019          44,144         --
                                               ===========     ======    ======    ===========     ===========     ======


                                                               NSTATEqInc
                                                               ----------
                                                  2001             2000            1999
                                               -----------     -----------     -----------
Investment activity:
  Net investment income ...................         33,759             393              72
  Realized gain (loss) on investments .....        (13,848)          6,667            (136)
  Change in unrealized gain (loss)
   on investments .........................       (267,346)         (1,906)          7,733
  Reinvested capital gains ................             --              --              44
                                               -----------     -----------     -----------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations .............       (247,435)          5,154           7,713
                                               -----------     -----------     -----------

Equity transactions:
  Purchase payments received from
   contract owners ........................             --          66,654          29,586
  Transfers between funds .................     13,567,882         163,007         201,347
  Surrenders ..............................             --              --              --
  Death benefits ..........................           (866)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
   charges and administration charges
  (notes 2b and 2c) .......................         (5,646)         (2,523)         (1,974)
                                               -----------     -----------     -----------
    Net equity transactions ...............     13,561,370         227,138         228,959
                                               -----------     -----------     -----------

Net Change in contract owners' equity .....     13,313,935         232,292         236,672
Contract owners' equity beginning
  of period ...............................        252,226          53,898              --
                                               -----------     -----------     -----------
Contract owners' equity end of period .....     13,566,161         286,190         236,672
                                               ===========     ===========     ===========

CHANGES IN UNITS:
  Beginning units .........................         22,688           4,316              --
                                               -----------     -----------     -----------
  Units purchased .........................      1,319,542          18,451          20,532
  Units redeemed ..........................         (2,227)           (199)           (166)
                                               -----------     -----------     -----------
  Ending units ............................      1,340,003          22,568          20,366
                                               ===========     ===========     ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              NSATHIncBd                                    FidVEqIn
                                              -----------------------------------------    -----------------------------------------
                                                  2001           2000           1999           2001           2000           1999
                                              -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment income ...................   $    91,427         61,290         10,422         (3,437)            --             --
  Realized gain (loss) on investments .....       (32,671)       (10,417)         4,549        131,296             --             --
  Change in unrealized gain (loss)
    on investments ........................       (60,939)       (54,383)       (12,864)       (22,154)            --             --
  Reinvested capital gains ................            --              2            112             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (2,183)        (3,508)         2,219        105,705             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................        17,018        144,234         52,337      2,015,155             --             --
  Transfers between funds .................     1,115,771      1,160,037        150,870        226,775             --             --
  Surrenders ..............................            --             --             --       (196,492)            --             --
  Death benefits ..........................            --             --             --             --             --             --
  Policy loans (net of repayments) (note 4)            --             --             --       (240,716)            --             --
  Deductions for surrender charges ........            --             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (43,702)       (25,677)        (5,650)       265,942             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .............     1,089,087      1,278,594        197,557      2,070,664             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract owners' equity .....     1,086,904      1,275,086        199,776      2,176,369             --             --
Contract owners' equity beginning
  of period ...............................     1,419,982        172,149        145,175             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end of period .....   $ 2,506,886      1,447,235        344,951      2,176,369             --             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................       150,482         16,667         14,446             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .........................       110,928        128,417         24,720        391,191             --             --
  Units redeemed ..........................        (1,010)        (2,551)        (5,691)      (173,729)            --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ............................       260,400        142,533         33,475        217,462             --             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

                                                              FidVEqInS
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...................        50,174          8,015            (32)
  Realized gain (loss) on investments .....       (14,175)      (107,074)          (399)
  Change in unrealized gain (loss)
    on investments ........................      (250,449)      (105,224)         5,582
  Reinvested capital gains ................       169,378         42,410            327
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (45,072)      (161,873)         5,478
                                              -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       366,131        390,145          8,520
  Transfers between funds .................       964,685        497,899        263,312
  Surrenders ..............................            --             --             --
  Death benefits ..........................          (191)            --             --
  Policy loans (net of repayments) (note 4)            --             --             --
  Deductions for surrender charges ........            --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (39,254)       (18,082)        (1,648)
                                              -----------    -----------    -----------
      Net equity transactions .............     1,291,371        869,962        270,184
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     1,246,299        708,089        275,662
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     2,536,200      1,703,236          9,154
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     3,782,499      2,411,325        284,816
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................       224,240        162,451            924
                                              -----------    -----------    -----------
  Units purchased .........................       125,419         76,296         27,322
  Units redeemed ..........................       (11,224)        (1,760)        (2,680)
                                              -----------    -----------    -----------
  Ending units ............................       338,435        236,987         25,566
                                              ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                               FidVGr                                      FidVGrS
                                             ------------------------------------------  ------------------------------------------
                                                 2001           2000           1999          2001           2000           1999
                                             ------------   ------------   ------------  ------------   ------------   ------------
Investment activity:
  Net investment income ...................  $     (8,792)            --             --       (31,554)       (13,247)        (3,158)
  Realized gain (loss) on investments .....         9,693             --             --    (1,961,472)       286,500         59,169
  Change in unrealized gain (loss)
    on investments ........................         1,807             --             --    (2,001,784)      (780,706)       183,872
  Reinvested capital gains ................            --             --             --     1,482,587      1,140,977        181,621
                                             ------------   ------------   ------------  ------------   ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         2,708             --             --    (2,512,223)       633,524        421,504
                                             ------------   ------------   ------------  ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
    contract owners .......................     6,876,423             --             --     4,171,646      4,586,646      3,380,024
  Transfers between funds .................     3,195,820             --             --    (4,597,465)     7,291,805      1,362,296
  Surrenders ..............................            --             --             --            --             --             --
  Death benefits ..........................            --             --             --        (3,184)            --             --
  Policy loans (net of repayments) (note 4)            --             --             --            --             --             --
  Deductions for surrender charges ........            --             --             --            --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................    (3,826,274)            --             --      (209,087)      (121,060)       (47,634)
                                             ------------   ------------   ------------  ------------   ------------   ------------
      Net equity transactions .............     6,245,969             --             --      (638,090)    11,757,391      4,694,686
                                             ------------   ------------   ------------  ------------   ------------   ------------

Net change in contract owners' equity .....     6,248,677             --             --    (3,150,313)    12,390,915      5,116,190
Contract owners' equity beginning
  of period ...............................            --             --             --    23,891,303      9,943,032      1,576,877
                                             ------------   ------------   ------------  ------------   ------------   ------------
Contract owners' equity end of period .....  $  6,248,677             --             --    20,740,990     22,333,947      6,693,067
                                             ============   ============   ============  ============   ============   ============

CHANGES IN UNITS:
  Beginning units .........................            --             --             --     1,796,938        653,283        130,876
                                             ------------   ------------   ------------  ------------   ------------   ------------
  Units purchased .........................       665,368             --             --       131,488        766,428        400,265
  Units redeemed ..........................        (1,082)            --             --      (180,574)        (8,073)        (4,898)
                                             ------------   ------------   ------------  ------------   ------------   ------------
  Ending units ............................       664,286             --             --     1,747,852      1,411,638        526,243
                                             ============   ============   ============  ============   ============   ============

                                                              FidVHiIn
                                             ------------------------------------------
                                                 2001           2000           1999
                                             ------------   ------------   ------------
Investment activity:
  Net investment income ...................        (2,127)            --             --
  Realized gain (loss) on investments .....       (25,683)            --             --
  Change in unrealized gain (loss)
    on investments ........................      (187,312)            --             --
  Reinvested capital gains ................            --             --             --
                                             ------------   ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (215,122)            --             --
                                             ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
    contract owners .......................     1,496,590             --             --
  Transfers between funds .................       351,612             --             --
  Surrenders ..............................            --             --             --
  Death benefits ..........................            --             --             --
  Policy loans (net of repayments) (note 4)            --             --             --
  Deductions for surrender charges ........            --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (198,645)            --             --
                                             ------------   ------------   ------------
      Net equity transactions .............     1,649,557             --             --
                                             ------------   ------------   ------------

Net change in contract owners' equity .....     1,434,435             --             --
Contract owners' equity beginning
  of period ...............................            --             --             --
                                             ------------   ------------   ------------
Contract owners' equity end of period .....     1,434,435             --             --
                                             ============   ============   ============

CHANGES IN UNITS:
  Beginning units .........................            --             --             --
                                             ------------   ------------   ------------
  Units purchased .........................       177,047             --             --
  Units redeemed ..........................       (22,383)            --             --
                                             ------------   ------------   ------------
  Ending units ............................       154,664             --             --
                                             ============   ============   ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              FidVHiInS                                     FidVOvSe
                                              -----------------------------------------    -----------------------------------------
                                                  2001           2000           1999           2001           2000           1999
                                              -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment income ...................   $   476,944        124,981         92,567         (3,811)            --             --
  Realized gain (loss) on investments .....      (923,662)       (56,187)        72,539         (4,931)            --             --
  Change in unrealized gain (loss)
    on investments ........................       281,090       (179,408)       (27,293)      (154,481)            --             --
  Reinvested capital gains ................            --             --          3,601             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (165,628)      (110,614)       141,414       (163,223)            --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................       395,194        780,810      2,059,902      2,420,358             --             --
  Transfers between funds .................      (806,736)       192,927       (730,917)       491,153             --             --
  Surrenders ..............................       (59,607)            --             --        (57,969)            --             --
  Death benefits ..........................          (891)            --             --             --             --             --
  Policy loans (net of repayments) (note 4)            --             --             --        (71,279)            --             --
  Deductions for surrender charges ........            --             --             --             --             --             --
  Redemptions to pay cost of insurance
  charges and administration charges
    (notes 2b and 2c) .....................       (45,740)       (36,085)      (106,899)       509,845             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .............      (517,780)       937,652      1,222,086      3,292,108             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract owners' equity .....      (683,408)       827,038      1,363,500      3,128,885             --             --
Contract owners' equity beginning
  of period ...............................     1,992,607      1,334,832        957,639             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end of period .....   $ 1,309,199      2,161,870      2,321,139      3,128,885             --             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................       266,741        137,733        106,365             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .........................         8,552        101,330        219,750        353,079             --             --
  Units redeemed ..........................       (86,062)        (3,907)       (86,669)          (619)            --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ............................       189,231        235,156        239,446        352,460             --             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

                                                              FidVOvSeS
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
Investment activity:
  Net investment income ...................       157,761         16,923          9,198
  Realized gain (loss) on investments .....      (560,313)       101,344         40,493
  Change in unrealized gain (loss)
    on investments ........................      (392,401)      (413,884)         4,463
  Reinvested capital gains ................       264,927        144,214         17,288
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (530,026)      (151,403)        71,442
                                              -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................     1,182,455        898,398        201,212
  Transfers between funds .................       717,825      1,433,517        (71,366)
  Surrenders ..............................       (36,473)            --             --
  Death benefits ..........................        (5,916)            --             --
  Policy loans (net of repayments) (note 4)            --             --             --
  Deductions for surrender charges ........            --             --             --
  Redemptions to pay cost of insurance
  charges and administration charges
    (notes 2b and 2c) .....................       (75,251)       (49,900)       (15,621)
                                              -----------    -----------    -----------
      Net equity transactions .............     1,782,640      2,282,015        114,225
                                              -----------    -----------    -----------

Net change in contract owners' equity .....     1,252,614      2,130,612        185,667
Contract owners' equity beginning
  of period ...............................     3,414,605      1,592,636        668,428
                                              -----------    -----------    -----------
Contract owners' equity end of period .....     4,667,219      3,723,248        854,095
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................       314,294        118,048         70,301
                                              -----------    -----------    -----------
  Units purchased .........................       194,247        176,895         21,818
  Units redeemed ..........................       (22,268)        (3,743)        (8,833)
                                              -----------    -----------    -----------
  Ending units ............................       486,273        291,200         83,286
                                              ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                FidVAM                                      FidVCon
                                              -----------------------------------------    -----------------------------------------
                                                  2001           2000           1999           2001           2000           1999
                                              -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment income ...................   $   (13,147)            --             --         (1,817)            --             --
  Realized gain (loss) on investments .....       (71,675)            --             --          4,148             --             --
  Change in unrealized gain (loss)
    on investments ........................        (6,976)            --             --         (9,036)            --             --
  Reinvested capital gains ................            --             --             --             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (91,798)            --             --         (6,705)            --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................    11,530,729             --             --      1,368,378             --             --
  Transfers between funds .................     1,815,502             --             --       (272,498)            --             --
  Surrenders ..............................            --             --             --             --             --             --
  Death benefits ..........................            --             --             --             --             --             --
  Policy loans (net of repayments) (note 4)            --             --             --             --             --             --
  Deductions for surrender charges ........            --             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................    (3,698,160)            --             --        101,357             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .............     9,648,071             --             --      1,197,237             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract owners' equity .....     9,556,273             --             --      1,190,532             --             --
Contract owners' equity beginning
  of period ...............................            --             --             --             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end of period .....   $ 9,556,273             --             --      1,190,532             --             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................            --             --             --             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .........................       980,730             --             --        150,209             --             --
  Units redeemed ..........................        (4,637)            --             --        (22,007)            --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ............................       976,093             --             --        128,202             --             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

                                                               FidVConS
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
Investment activity:
  Net investment income ...................        24,568          4,630          3,344
  Realized gain (loss) on investments .....      (349,589)        87,214        177,131
  Change in unrealized gain (loss)
    on investments ........................      (407,927)      (697,874)       (21,924)
  Reinvested capital gains ................       142,864        500,421         49,679
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (590,084)      (105,609)       208,230
                                              -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................     1,253,241      1,828,246        694,756
  Transfers between funds .................      (679,631)       740,175        649,502
  Surrenders ..............................      (100,150)            --             --
  Death benefits ..........................        (6,373)            --             --
  Policy loans (net of repayments) (note 4)            --             --             --
  Deductions for surrender charges ........            --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (122,423)       (84,486)       (48,109)
                                              -----------    -----------    -----------
      Net equity transactions .............       344,664      2,483,935      1,296,149
                                              -----------    -----------    -----------

Net change in contract owners' equity .....      (245,420)     2,378,326      1,504,379
Contract owners' equity beginning
  of period ...............................     5,693,504      3,365,677      1,270,102
                                              -----------    -----------    -----------
Contract owners' equity end of period .....     5,448,084      5,744,003      2,774,481
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................       437,066        240,062        112,018
                                              -----------    -----------    -----------
  Units purchased .........................        69,608        182,615        117,145
  Units redeemed ..........................       (41,041)        (6,522)        (8,629)
                                              -----------    -----------    -----------
  Ending units ............................       465,633        416,155        220,534
                                              ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              FidVGrOp                                    FidVGrOpS
                                             -----------------------------------------    -----------------------------------------
                                                 2001           2000           1999           2001           2000           1999
                                             -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment income ...................  $    (1,322)            --             --          1,834         26,461          1,881
  Realized gain (loss) on investments .....      (84,496)            --             --       (444,732)      (138,174)        53,063
  Change in unrealized gain (loss)
    on investments ........................      (14,279)            --             --        147,736       (156,127)        39,363
  Reinvested capital gains ................           --             --             --             --        164,127          7,581
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (100,097)            --             --       (295,162)      (103,713)       101,888
                                             -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................    1,439,339             --             --        603,226        735,424        843,724
  Transfers between funds .................      916,547             --             --       (139,469)      (859,895)       190,195
  Surrenders ..............................     (174,839)            --             --             --             --             --
  Death benefits ..........................           --             --             --        (24,776)            --             --
  Policy loans (net of repayments) (note 4)     (218,509)            --             --             --             --             --
  Deductions for surrender charges ........           --             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................     (913,747)            --             --        (41,795)       (39,760)       (43,600)
                                             -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .............    1,048,791             --             --        397,186       (164,231)       990,319
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract owners' equity .....      948,694             --             --        102,024       (267,944)     1,092,207
Contract owners' equity beginning
  of period ...............................           --             --             --      2,230,878      2,478,202        393,106
                                             -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end of period .....  $   948,694             --             --      2,332,902      2,210,258      1,485,313
                                             ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................           --             --             --        231,706        212,333         34,950
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .........................      100,627             --             --         80,873         63,182         91,311
  Units redeemed ..........................         (200)            --             --        (46,438)       (78,469)        (1,944)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ............................      100,427             --             --        266,141        197,046        124,317
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                              NSATBal
                                             -----------------------------------------
                                                 2001           2000           1999
                                             -----------    -----------    -----------
Investment activity:
  Net investment income ...................       21,349         12,100          8,464
  Realized gain (loss) on investments .....      (51,401)       (23,559)         8,593
  Change in unrealized gain (loss)
    on investments ........................       22,336         37,587          9,771
  Reinvested capital gains ................           --             --              5
                                             -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (7,716)        26,128         26,833
                                             -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................      419,083        374,066        367,059
  Transfers between funds .................      600,431       (160,139)       407,651
  Surrenders ..............................      (20,346)            --             --
  Death benefits ..........................         (838)            --             --
  Policy loans (net of repayments) (note 4)           --             --             --
  Deductions for surrender charges ........           --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (28,515)       (17,478)       (11,925)
                                             -----------    -----------    -----------
      Net equity transactions .............      969,815        196,449        762,785
                                             -----------    -----------    -----------

Net change in contract owners' equity .....      962,099        222,577        789,618
Contract owners' equity beginning
  of period ...............................    1,329,834        750,005         80,927
                                             -----------    -----------    -----------
Contract owners' equity end of period .....    2,291,933        972,582        870,545
                                             ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................      133,237         74,582          8,085
                                             -----------    -----------    -----------
  Units purchased .........................      101,245         39,904         75,661
  Units redeemed ..........................         (531)       (20,111)        (1,502)
                                             -----------    -----------    -----------
  Ending units ............................      233,951         94,375         82,244
                                             ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              JanACapApS                                   JanAGITchS
                                              -----------------------------------------    -----------------------------------------
                                                  2001           2000           1999           2001           2000           1999
                                              -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment income ...................   $     1,790             --             --          4,671           (331)            --
  Realized gain (loss) on investments .....        (5,077)            --             --       (505,448)        (6,132)            --
  Change in unrealized gain (loss)
    on investments ........................         1,442             --             --        145,022        (25,276)            --
  Reinvested capital gains ................            --             --             --             --             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (1,845)            --             --       (355,755)       (31,739)            --
                                              -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................       212,283             --             --        585,510        138,667             --
  Transfers between funds .................       153,012             --             --       (425,353)       216,727             --
  Surrenders ..............................            --             --             --        (19,130)            --             --
  Death benefits ..........................            --             --             --             --             --             --
  Policy loans (net of repayments) (note 4)            --             --             --             --             --             --
  Deductions for surrender charges ........            --             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (47,785)            --             --        120,225         (2,798)            --
                                              -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .............       317,510             --             --        261,252        352,596             --
                                              -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract owners' equity .....       315,665             --             --        (94,503)       320,857             --
Contract owners' equity beginning
  of period ...............................            --             --             --      1,222,654             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end of period .....   $   315,665             --             --      1,128,151        320,857             --
                                              ===========    ===========    ===========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .........................            --             --             --        186,433             --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .........................        44,960             --             --        120,356         33,007             --
  Units redeemed ..........................          (349)            --             --        (74,030)          (245)            --
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ............................        44,611             --             --        232,759         32,762             --
                                              ===========    ===========    ===========    ===========    ===========    ===========

                                                              JanAIntGrS
                                              ----------------------------------------
                                                  2001           2000          1999
                                              -----------    -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...................         2,936            (43)           --
  Realized gain (loss) on investments .....       (48,517)            (7)           --
  Change in unrealized gain (loss)
    on investments ........................       (59,539)         9,370            --
  Reinvested capital gains ................            --             --            --
                                              -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (105,120)         9,320            --
                                              -----------    -----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       266,115          2,096            --
  Transfers between funds .................       257,721        238,417            --
  Surrenders ..............................            --             --            --
  Death benefits ..........................            --             --            --
  Policy loans (net of repayments) (note 4)            --             --            --
  Deductions for surrender charges ........            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (130,666)        (3,093)           --
                                              -----------    -----------    ----------
      Net equity transactions .............       393,170        237,420            --
                                              -----------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       288,050        246,740            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       444,948             --            --
                                              -----------    -----------    ----------
Contract owners' equity end of period .....       732,998        246,740            --
                                              ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units .........................        53,925             --            --
                                              -----------    -----------    ----------
  Units purchased .........................        51,832         24,391            --
  Units redeemed ..........................          (356)           (39)           --
                                              -----------    -----------    ----------
  Ending units ............................       105,401         24,352            --
                                              ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                             NSATMSecBd                                   NSATCapAp
                                             -----------------------------------------    -----------------------------------------
                                                 2001           2000           1999           2001           2000           1999
                                             -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment income ...................  $    41,505         73,910          9,461         (4,648)          (549)         1,376
  Realized gain (loss) on investments .....       31,074          2,888           (553)      (871,721)      (174,087)        40,028
  Change in unrealized gain (loss)
    on investments ........................      (18,374)       (13,051)       (13,968)       334,530        203,778        104,031
  Reinvested capital gains ................           --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       54,205         63,747         (5,060)      (541,839)        29,142        145,435
                                             -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................      109,395        441,440        227,416      1,578,228        923,374        771,832
  Transfers between funds .................   (1,933,662)     1,672,692       (141,913)      (483,122)      (515,085)       188,299
  Surrenders ..............................           --             --             --        (69,524)            --             --
  Death benefits ..........................         (782)            --             --           (936)            --             --
  Policy loans (net of repayments) (note 4)           --             --             --             --             --             --
  Deductions for surrender charges ........           --             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (38,241)       (42,821)       (10,538)      (250,451)       (40,132)       (29,635)
                                             -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .............   (1,863,290)     2,071,311         74,965        774,195        368,157        930,496
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract owners' equity .....   (1,809,085)     2,135,058         69,905        232,356        397,299      1,075,931
Contract owners' equity beginning
  of period ...............................    3,341,656        434,557        325,786      2,144,000      2,109,851        471,725
                                             -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end of period .....  $ 1,532,571      2,569,615        395,691      2,376,356      2,507,150      1,547,656
                                             ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................      314,131         42,991         32,607        252,079        181,521         42,152
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .........................          474        209,777         29,915        104,732         81,798         87,929
  Units redeemed ..........................     (171,350)        (4,223)       (22,422)          (985)       (48,807)        (6,281)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ............................      143,255        248,545         40,100        355,826        214,512        123,800
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                             NSATGlob50
                                             -----------------------------------------
                                                 2001           2000           1999
                                             -----------    -----------    -----------
Investment activity:
  Net investment income ...................        7,881          5,104            648
  Realized gain (loss) on investments .....      (33,733)        47,605          1,787
  Change in unrealized gain (loss)
    on investments ........................     (123,636)       (55,907)         4,519
  Reinvested capital gains ................           --             --             32
                                             -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (149,488)        (3,198)         6,986
                                             -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................       82,332         70,664         11,597
  Transfers between funds .................      (67,159)      (311,599)       355,473
  Surrenders ..............................           --             --             --
  Death benefits ..........................           --             --             --
  Policy loans (net of repayments) (note 4)           --             --             --
  Deductions for surrender charges ........           --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (11,130)       (13,443)        (3,726)
                                             -----------    -----------    -----------
      Net equity transactions .............        4,043       (254,378)       363,344
                                             -----------    -----------    -----------

Net change in contract owners' equity .....     (145,445)      (257,576)       370,330
Contract owners' equity beginning
  of period ...............................    1,027,816      1,110,965          2,480
                                             -----------    -----------    -----------
Contract owners' equity end of period .....      882,371        853,389        372,810
                                             ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................       92,654         87,461            239
                                             -----------    -----------    -----------
  Units purchased .........................        6,924          6,302         33,304
  Units redeemed ..........................       (6,563)       (26,016)          (403)
                                             -----------    -----------    -----------
  Ending units ............................       93,015         67,747         33,140
                                             ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                             NSATGvtBd                                     NSATMMkt
                                             -----------------------------------------    -----------------------------------------
                                                 2001           2000           1999           2001           2000           1999
                                             -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment income ...................  $   725,194        458,297        115,180      1,761,111        569,990        153,815
  Realized gain (loss) on investments .....      255,461       (144,635)       (31,074)            --             --             --
  Change in unrealized gain (loss)
    on investments ........................     (598,031)       315,272       (145,837)            --             --             --
  Reinvested capital gains ................           --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      382,624        628,934        (61,731)     1,761,111        569,990        153,815
                                             -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................    9,489,100      2,466,468      2,063,830     55,665,775     12,819,440     16,476,558
  Transfers between funds .................   13,063,331     (1,383,495)     2,894,605    (29,459,835)    (7,152,625)   (16,830,516)
  Surrenders ..............................           --             --             --     (3,179,021)            --             --
  Death benefits ..........................      (48,091)            --             --         (8,242)            --             --
  Policy loans (net of repayments) (note 4)           --             --             --      2,856,200             --             --
  Deductions for surrender charges ........           --             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................   (3,556,061)      (138,943)       (57,420)    (1,281,486)      (286,491)      (118,848)
                                             -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .............   18,948,279        944,030      4,901,015     24,593,391      5,380,324       (472,806)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract owners' equity .....   19,330,903      1,572,964      4,839,284     26,354,502      5,950,314       (318,990)
Contract owners' equity beginning
  of period ...............................   15,368,546     14,808,767        504,828     67,044,763     18,757,568      7,180,241
                                             -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end of period .....  $34,699,449     16,381,731      5,344,112     93,399,265     24,707,882      6,861,251
                                             ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................    1,340,109      1,460,462         47,339      5,904,882      1,748,236        695,771
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .........................    1,614,069        236,371        476,728      3,264,265      1,182,337      1,924,615
  Units redeemed ..........................       (5,227)      (142,354)        (7,661)    (1,115,788)      (688,883)    (1,969,163)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ............................    2,948,951      1,554,479        516,406      8,053,359      2,241,690        651,223
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                             NSATSmCapG
                                             -----------------------------------------
                                                 2001           2000           1999
                                             -----------    -----------    -----------
Investment activity:
  Net investment income ...................       (2,368)        (1,591)            --
  Realized gain (loss) on investments .....     (162,711)        61,669             --
  Change in unrealized gain (loss)
    on investments ........................      127,801         28,959        127,000
  Reinvested capital gains ................           --             --             --
                                             -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (37,278)        89,037        127,000
                                             -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .......................       40,746          9,361        999,286
  Transfers between funds .................      351,476        347,100             --
  Surrenders ..............................           --             --             --
  Death benefits ..........................           --             --             --
  Policy loans (net of repayments) (note 4)           --             --             --
  Deductions for surrender charges ........           --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (12,207)        (9,138)            --
                                             -----------    -----------    -----------
      Net equity transactions .............      380,015        347,323        999,286
                                             -----------    -----------    -----------

Net change in contract owners' equity .....      342,737        436,360      1,126,286
Contract owners' equity beginning
  of period ...............................    2,352,355      2,649,638             --
                                             -----------    -----------    -----------
Contract owners' equity end of period .....    2,695,092      3,085,998      1,126,286
                                             ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................      137,119        129,320             --
                                             -----------    -----------    -----------
  Units purchased .........................       57,140         14,935        100,000
  Units redeemed ..........................      (28,539)          (477)            --
                                             -----------    -----------    -----------
  Ending units ............................      165,720        143,778        100,000
                                             ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                            NSATSmCapV                                   NSATSmCo
                                                            ----------                                   --------
                                                 2001          2000         1999         2001             2000             1999
Investment activity:
  Net investment income .................    $   (12,129)      (1,608)       (1,939)      (8,131)          (8,378)          (1,655)
  Realized gain (loss) on investments ...         (1,803)      13,986         2,676     (298,964)         626,216           47,895
  Change in unrealized gain (loss)
   on investments .......................      1,048,451       66,935       252,331      349,030         (314,178)          69,355
  Reinvested capital gains ..............              -            -        60,891            -                -                -
                                             -----------     --------      --------    ---------         --------         --------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ..........      1,034,519       79,313       313,959       41,935          303,660          115,595
                                             -----------     --------      --------    ---------         --------         --------
Equity transactions:
  Purchase payments received from
   contract owners ......................      4,465,175      353,002        26,813    2,447,876          818,252          756,241
  Transfers between funds ...............        353,767      686,918       525,388    3,123,194          868,465          (50,555)
  Surrenders ............................              -            -             -      (74,076)               -                -
  Death benefits ........................         (6,301)           -             -      (16,545)               -                -
  Policy loans (net of repayments) (note 4)            -            -             -            -                -                -
  Deductions for surrender charges ......              -            -             -            -                -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .....................        329,603      (17,157)      (10,943)    (159,099)         (77,897)         (42,971)
                                              -----------     --------      --------    ---------        ---------        ---------
    Net equity transactions ..............      5,142,244    1,022,763       541,258    5,321,350        1,608,820          662,715
                                              -----------    ---------      --------    ---------        ---------        ---------

  Net change in contract owners' equity ..      6,176,763    1,102,076       855,217    5,363,285        1,912,480          778,310
  Contract owners' equity beginning
   of period .............................      2,460,363      177,662       587,880    5,855,898        2,633,502          457,896
                                              -----------    ---------      --------    ---------        ---------        ---------
  Contract owners' equity end of period ..    $ 8,637,126    1,279,738     1,443,097   11,219,183        4,545,982        1,236,206
                                              ===========    =========     =========   ==========        =========        =========


CHANGES IN UNITS:
  Beginning units ........................        203,318       16,261        68,511      415,566          202,708           50,558
                                              -----------     --------      --------    ---------        ---------        ---------
  Units purchased ........................        345,467       90,902        69,091      409,955          129,033           94,068
  Units redeemed .........................         (2,995)      (1,437)       (1,339)     (16,856)          (5,961)         (17,545)
                                              -----------     --------      --------    ---------        ---------        ---------
  Ending units ...........................        545,790      105,726       136,263      808,665          325,780          127,081
                                              ===========     ========      ========     ========         ========         ========


                                                            NSATStrVal
                                                            ----------
                                                 2001         2000            1999
Investment activity:
  Net investment income ...................        1,077          173           602
  Realized gain (loss) on investments .....      (25,777)     (18,098)       42,109
  Change in unrealized gain (loss)
   on investments ..........................     (13,588)     (10,745)      (36,733)
  Reinvested capital gains ................            -            -         3,883
                                                 -------     --------       -------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ...............   (38,288)     (28,670)        9,861
                                                 -------     --------       -------
  Equity transactions:
  Purchase payments received from
   contract owners .........................     100,247      110,849        59,802
  Transfers between funds .................      471,444     (665,620)      (88,739)
  Surrenders ..............................            -            -             -
  Death benefits ..........................            -            -             -
  Policy loans (net of repayments) (note 4)            -            -             -
  Deductions for surrender charges ........            -            -             -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .......................      (6,177)      (5,043)       (6,250)
                                                 -------     --------       -------
    Net equity transactions .................    565,514     (559,814)      (35,187)
                                                 -------     --------       -------
Net change in contract owners' equity ...        527,226     (588,484)      (25,326)
Contract owners' equity beginning
  of period ...............................          273      700,700       283,667
                                                 -------     --------       -------
Contract owners' equity end of period ...        527,499      112,216       258,341
                                                 =======     ========       =======

CHANGES IN UNITS:
  Beginning units .........................           29       79,877        31,219
                                                 -------     --------       -------
  Units purchased .........................       91,097       12,390         7,435
  Units redeemed ..........................      (34,652)     (79,283)      (12,443)
                                                 -------     --------       -------
  Ending units ............................       56,474       12,984        26,211
                                                 =======     ========       =======

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)



                                                                           NSATTotRtn                          NBAMTGro
                                                                           ----------                          --------
                                                                 2001         2000          1999       2001       2000      1999
Investment activity:
  Net investment income ................................      $     478         337          (64)        (4,342)       -       -
  Realized gain (loss) on investments ..................        (58,148)      5,286       12,938     (1,259,827)       -       -
  Change in unrealized gain (loss)
   on investments ......................................         46,856       6,209       (4,684)      (843,878)       -       -
  Reinvested capital gains .............................              -           -            6      1,683,860        -       -
                                                              ---------    --------     --------     ----------      ---     ---
    Net increase (decrease) in
     contract owners' equity
     resulting from operations .........................        (10,814)     11,832        8,196       (424,187)       -       -
                                                              ---------    --------     --------     ----------      ---     ---
  Equity transactions:
  Purchase payments received from
   contract owners .....................................         36,722     176,200       43,900      4,340,756        -       -
  Transfers between funds ..............................         42,551    (139,539)    (121,292)       190,197        -       -
  Surrenders ...........................................              -           -            -              -        -       -
  Death benefits .......................................              -           -            -              -        -       -
  Policy loans (net of repayments) (note 4) ............              -           -            -              -        -       -

  Deductions for surrender charges .....................              -           -            -              -        -       -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...................................        (16,389)     (5,312)      (2,026)      (456,060)       -       -
                                                              ---------    --------     --------     ----------      ---     ---
  Net equity transactions ..............................         62,884      31,349      (79,418)     4,074,893        -       -
                                                              ---------    --------     --------     ----------      ---     ---

  Net change in contract owners' equity ................         52,070      43,181      (71,222)     3,650,706        -       -
  Contract owners' equity beginning
   of period ...........................................        193,417     142,327      103,390              -        -       -
                                                              ---------    --------     --------     ----------      ---     ---
  Contract owners' equity end of period ................      $ 245,487     185,508       32,168      3,650,706        -       -
                                                              =========    ========     ========     ==========      ===     ===

CHANGES IN UNITS:
  Beginning units ......................................         18,361      13,172       10,192              -        -       -
                                                              ---------    --------     --------     ----------      ---     ---
  Units purchased ......................................         10,421      17,138        4,582        411,097        -       -
  Units redeemed .......................................         (3,431)    (13,667)     (11,905)          (399)       -       -
                                                              ---------    --------     --------     ----------      ---     ---
  Ending units .........................................         25,351      16,643        2,869        410,698        -       -
                                                              =========    ========     ========     ==========      ===     ===


                                                                NBAMTGuard
                                                                ----------
                                                   2001            2000            1999
Investment activity:
  Net investment income ...................          3,279           3,699           3,157
  Realized gain (loss) on investments .....        (21,020)         19,005         218,740
  Change in unrealized gain (loss)
    on investments ........................         20,741           3,878          38,434
  Reinvested capital gains ................         84,223               -               -
                                                 ---------        --------       ---------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ............         87,223          26,582         260,331
                                                 ---------        --------       ---------
  Equity transactions:
  Purchase payments received from
   contract owners ........................        397,340         388,331         473,593
  Transfers between funds .................        610,983        (244,558)       (437,334)
  Surrenders ..............................              -               -               -
  Death benefits ..........................              -               -               -
  Policy loans (net of repayments) (note 4)              -               -               -

  Deductions for surrender charges ........              -               -               -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................        (90,065)         (8,312)        (27,412)
                                                 ---------        --------       ---------
    Net equity transactions ...............        918,258         135,461           8,847
                                                 ---------        --------       ---------

    Net change in contract owners' equity .      1,005,481         162,043         269,178
     Contract owners' equity beginning
      of period ...........................      1,234,432         824,401       1,198,660
                                                 ---------        --------       ---------
  Contract owners' equity end of period ...      2,239,913         986,444       1,467,838
                                                 =========        ========       =========


CHANGES IN UNITS:
  Beginning units .........................        113,427          76,442         128,350
                                                 ---------        --------       ---------
  Units purchased .........................        171,055          35,999          51,797
  Units redeemed ..........................        (81,798)        (24,194)        (45,998)
                                                 ---------        --------       ---------
  Ending units ............................        202,684          88,247         134,149
                                                 =========        ========       =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                             NBAMTLMat                               NBAMTMCGr
                                                             ---------                               ---------
                                                2001           2000      1999         2001             2000             1999
Investment activity:
  Net investment income ................     $   238,733        -         -          (2,889)          (2,434)          (2,756)
  Realized gain (loss) on investments ..          (8,688)       -         -        (325,875)         203,318          142,213
  Change in unrealized gain (loss)
   on investments ......................        (138,767)       -         -          47,593          (30,929)         (67,406)
  Reinvested capital gains .............               -        -         -               -              442           33,171
                                             -----------      ---       ---       ---------        ---------        ---------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations .........          91,278        -         -        (281,171)         170,397          105,222
                                             -----------      ---       ---       ---------        ---------        ---------
  Equity transactions:
  Purchase payments received from
   contract owners .....................       4,416,282        -         -         375,009          485,372          277,411
  Transfers between funds ..............         931,796        -         -        (467,773)         144,271          160,904
  Surrenders ...........................               -        -         -               -                -                -
  Death benefits .......................               -        -         -          (2,113)               -                -
  Policy loans (net of repayments) (note 4)            -        -         -               -                -                -
  Deductions for surrender charges .....               -        -         -               -                -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ....................       (416,431)       -         -         (22,606)         (21,037)         (22,731)
                                             -----------      ---       ---       ---------        ---------        ---------
    Net equity transactions .............      4,931,647        -         -        (117,483)         608,606          415,584
                                             -----------      ---       ---       ---------        ---------        ---------

    Net change in contract owners' equity      5,022,925        -         -        (398,654)         779,003          520,806
  Contract owners' equity beginning
   of period ............................              -        -         -       1,760,578          749,388        1,081,173
                                             -----------      ---       ---       ---------        ---------        ---------
  Contract owners' equity end of period      $ 5,022,925        -         -       1,361,924        1,528,391        1,601,979
                                             ===========      ===       ===       =========        =========        =========


CHANGES IN UNITS:
  Beginning units ......................               -        -         -         110,315           43,280           95,708
                                             -----------      ---       ---       ---------        ---------        ---------
  Units purchased ......................         498,319        -         -          12,418           36,259           44,329
  Units redeemed .......................         (15,279)       -         -         (24,007)          (1,125)          (4,873)
                                             -----------      ---       ---       ---------        ---------        ---------
  Ending units .........................         483,040        -         -          98,726           78,414          135,164
                                             ===========      ===       ===       =========        =========        =========


                                                                NBAMTPart
                                                                ---------
                                                  2001            2000               1999
Investment activity:
  Net investment income ................          17,063            4,841            3,148
  Realized gain (loss) on investments ..        (144,753)         (62,685)          11,925
  Change in unrealized gain (loss)
   on investments ......................        (279,308)         (83,881)          60,860
  Reinvested capital gains .............         268,466          148,730            7,690
                                               ---------         --------         --------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations .........        (138,532)           7,005           83,623
                                               ---------         --------         --------
  Equity transactions:
  Purchase payments received from
   contract owners .....................       6,491,762          485,420          428,649
  Transfers between funds ..............         547,430         (256,948)         370,920
  Surrenders ...........................          (7,757)               -                -
  Death benefits .......................            (865)               -                -
  Policy loans (net of repayments) (note 4)            -                -                -
  Deductions for surrender charges .....               -                -                -
  Redemptions to pay cost of insurance
  charges and administration charges
   (notes 2b and 2c) ....................      (1,723,252)         (20,295)         (16,099)
                                               ----------        ---------        ---------
     Net equity transactions ............       5,307,318          208,177          783,470
                                               ----------        ---------        ---------
  Net change in contract owners' equity         5,168,786          215,182          867,093
  Contract owners' equity beginning
   of period ............................       2,006,073        1,039,111          242,510
                                               ----------        ---------        ---------
  Contract owners' equity end of period         7,174,859        1,254,293        1,109,603
                                               ==========        =========        =========

CHANGES IN UNITS:
  Beginning units ......................          200,302          104,066           25,973
                                               ----------        ---------        ---------
  Units purchased ......................          529,511           51,039           81,899
  Units redeemed .......................           (7,375)         (28,550)          (2,751)
                                               ----------        ---------        ---------
  Ending units .........................          722,438          126,555          105,121
                                               ==========        =========        =========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                     OppAggGrVA                                      OppBdVA
                                                                     ----------                                      -------
                                                           2001         2000               1999             2001       2000   1999
Investment activity:
  Net investment income ........................     $     72,135       (8,493)           (1,523)           21,899        -     -
  Realized gain (loss) on investments ..........       (1,737,360)     850,475            73,906            (9,916)       -     -
  Change in unrealized gain (loss)
   on investments ..............................       (3,180,445)    (113,083)          103,252            (2,663)       -     -
  Reinvested capital gains .....................        1,380,419      176,333                 -                 -        -     -
                                                     ------------     --------           -------         ---------      ---   ---
    Net increase (decrease) in
     contract owners' equity
     resulting from operations .................       (3,465,251)     905,232           175,635             9,320        -     -
                                                     ------------     --------           -------         ---------      ---   ---
  Equity transactions:
  Purchase payments received from
   contract owners .............................        1,157,773    1,224,175           240,951           441,929        -     -
  Transfers between funds ......................        7,873,381       20,658           188,281           352,358        -     -
  Surrenders ...................................                -            -                 -          (123,934)       -     -
  Death benefits ...............................           (3,997)           -                 -                 -        -     -
  Policy loans (net of repayments) (note 4) ....                -            -                 -          (148,802)       -     -

  Deductions for surrender charges .............                -            -                 -                 -        -     -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................         (115,268)     (52,161)          (13,650)          245,982        -     -
                                                     ------------     --------           -------         ---------      ---   ---
    Net equity transactions ....................        8,911,889    1,192,672           415,582           767,533        -     -
                                                     ------------     --------           -------         ---------      ---   ---

  Net change in contract owners' equity ........        5,446,638    2,097,904           591,217           776,853        -     -
  Contract owners' equity beginning
   of period ...................................        6,852,272    3,891,683           515,466                 -        -     -
                                                     ------------     --------           -------         ---------      ---   ---
  Contract owners' equity end of period ........     $ 12,298,910    5,989,587         1,106,683           776,853        -     -
                                                     ============    =========         =========           =======      ===   ===


CHANGES IN UNITS:
  Beginning units ..............................          445,302      222,462            53,218                 -        -     -
                                                     ------------     --------           -------         ---------      ---   ---
  Units purchased ..............................          652,672       84,988            44,667            74,571        -     -
  Units redeemed ...............................           (1,628)     (23,691)           (3,067)             (119)       -     -
                                                     ------------     --------           -------         ---------      ---   ---
  Ending units .................................        1,096,346      283,759            94,818            74,452        -     -
                                                     ============     ========           =======         =========      ===   ===


                                                                  OppCapApVA
                                                                  ----------
                                                   2001              2000               1999
Investment activity:
  Net investment income ................           39,848            (1,510)             (323)
  Realized gain (loss) on investments ..           16,989           219,256            30,682
  Change in unrealized gain (loss)
   on investments ......................       (1,219,257)         (171,481)           23,591
  Reinvested capital gains .............          796,090           217,412             1,339
                                               ----------        ----------           -------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations .........         (366,330)          263,677            55,289
                                               ----------        ----------           -------
  Equity transactions:
  Purchase payments received from
   contract owners .....................        4,714,511         1,282,006           412,028
  Transfers between funds ..............        1,370,051           372,467           298,494
  Surrenders ...........................                -                 -                 -
  Death benefits .......................           (2,181)                -                 -
  Policy loans (net of repayments) (note 4)             -                 -                 -
  Deductions for surrender charges .....                -                 -                 -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...................         (220,719)          (19,415)           (5,817)
                                               ----------        ----------           -------
    Net equity transactions ............        5,861,662         1,635,058           704,705
                                               ----------        ----------           -------

  Net change in contract owners' equity         5,495,332         1,898,735           759,994
  Contract owners' equity beginning
   of period ...........................        5,835,252         2,825,533           125,183
                                               ----------        ----------           -------
  Contract owners' equity end of period        11,330,584         4,724,268           885,177
                                               ==========         =========           =======


CHANGES IN UNITS:
  Beginning units ......................          407,726           196,059            11,744
                                               ----------        ----------           -------
  Units purchased ......................          418,930           108,172            76,545
  Units redeemed .......................           (1,291)           (2,321)           (9,672)
                                               ----------        ----------           -------
  Ending units .........................          825,365           301,910            78,617
                                               ==========         =========           =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                           OppGISecVA                             OppMGrInVA
                                                           ----------                             ----------
                                                  2001        2000     1999          2001            2000             1999

Investment activity:
  Net investment income ................     $    26,296        -       -           1,692              711            2,868
  Realized gain (loss) on investments ..        (672,495)       -       -         (59,100)           7,872           45,700
  Change in unrealized gain (loss)
   on investments ......................        (157,428)       -       -          32,345          (30,566)          81,678
  Reinvested capital gains .............         548,160        -       -               -           21,075            7,313
                                             -----------      ---     ---         -------          -------          -------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations .........        (255,467)       -       -         (25,063)            (908)         137,559
                                             -----------      ---     ---         -------          -------          -------
  Equity transactions:
  Purchase payments received from
   contract owners .....................       4,734,632        -       -         124,618          188,694          124,684
  Transfers between funds ..............         100,435        -       -        (130,612)        (193,593)         429,376
  Surrenders ...........................               -        -       -               -                -                -
  Death benefits .......................               -        -       -          (1,053)               -                -
  Policy loans (net of repayments) (note 4)            -        -       -               -                -                -

  Deductions for surrender charges .....               -        -       -               -                -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...................      (2,566,716)       -       -          (9,755)          (9,570)         (11,994)
                                             -----------      ---     ---         -------          -------          -------
    Net equity transactions ............       2,268,351        -       -         (16,802)         (14,469)         542,066
                                             -----------      ---     ---         -------          -------          -------

  Net change in contract owners' equity        2,012,884        -       -         (41,865)         (15,377)         679,625
  Contract owners' equity beginning
   of period ...........................               -        -       -         544,892          528,617          276,899
                                             -----------      ---     ---         -------          -------          -------
  Contract owners' equity end of period      $ 2,012,884        -       -         503,027          513,240          956,524
                                             ===========      ===     ===         =======          =======          =======


CHANGES IN UNITS:
  Beginning units ......................               -        -       -          55,343           48,784           30,977
                                             -----------      ---     ---        --------          -------          -------
  Units purchased ......................         235,504        -       -           6,356           17,901           63,999
  Units redeemed .......................          (5,547)       -       -          (7,268)         (19,317)          (1,450)
                                             -----------      ---     ---        --------          -------          -------
  Ending units .........................         229,957        -       -          54,431           47,368           93,526
                                             ===========      ===     ===         =======          =======          =======


                                                         OppMltStVA
                                                         ----------
                                                 2001       2000      1999
Investment activity:
  Net investment income ..................        30,013        -       -
  Realized gain (loss) on investments ....       (14,081)       -       -
  Change in unrealized gain (loss)
   on investments ........................       (13,447)       -       -
  Reinvested capital gains ...............         42,267       -       -
                                              ----------      ---     ---
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ............        44,752       -       -
                                              ----------      ---     ---
  Equity transactions:
  Purchase payments received from
  contract owners ........................     1,168,926        -       -
  Transfers between funds ................        (8,186)       -       -
  Surrenders .............................             -        -       -
  Death benefits .........................             -        -       -
  Policy loans (net of repayments) (note 4)            -        -       -
  Deductions for surrender charges .......             -        -       -
  Redemptions to pay cost of insurance
   charges and administration charges
  (notes 2b and 2c) ......................       (97,751)       -       -
                                              ----------      ---     ---
    Net equity transactions ..............     1,062,989        -       -
                                              ----------      ---     ---

  Net change in contract owners' equity        1,107,741        -       -
                                              ==========      ===     ===
  Contract owners' equity beginning
   of period .............................             -        -       -
                                              ----------      ---     ---
  Contract owners' equity end of period        1,107,741        -       -
                                              ==========      ===     ===
CHANGES IN UNITS:
  Beginning units ........................              -       -       -
                                              ----------      ---     ---
  Units purchased ........................        126,794        -      -
  Units redeemed .........................        (22,192)       -      -
                                              ----------      ---     ---
  Ending units ...........................        104,602        -      -
                                              ==========      ===     ===

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                 STOpp2                                  NSATStrGro
                                                                 ------                                  ----------
                                                   2001           2000       1999         2001              2000
Investment activity:
  Net investment income ................     $    (8,486)             -          -        (2,660)          (2,281)
  Realized gain (loss) on investments ..          31,134              -          -      (326,333)          97,974
  Change in unrealized gain (loss)
   on investments ......................          (75,746)            -          -       140,248         (104,528)
  Reinvested capital gains .............                -             -          -             -                -
                                             ------------         -----        ---     ---------         --------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ..........         (53,098)            -          -      (188,745)          (8,835)
                                             ------------         -----        ---     ---------         --------
  Equity transactions:
  Purchase payments received from
  contract owners ......................        7,168,691             -          -        69,787          537,632
  Transfers between funds ..............        (677,857)             -          -       279,434         (323,543)
  Surrenders ...........................        (340,475)             -          -             -                -
  Death benefits .......................               -              -          -          (958)               -
  Policy loans (net of repayments) (note 4)     (422,752)             -          -             -                -
  Deductions for surrender charges .....               -              -          -             -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ....................        540,835              -          -       (22,418)         (20,245)
                                             ------------         -----        ---     ---------         --------
    Net equity transactions ..............     6,268,442              -          -       325,845          193,844
                                             ------------         -----        ---     ---------         --------

  Net change in contract owners' equity        6,215,344              -          -       137,100          185,009
  Contract owners' equity beginning
   of period ............................        479,817              -          -     1,159,496          932,453
                                             ------------         -----        ---     ---------         --------
  Contract owners' equity end of period      $ 6,695,161              -          -     1,296,596        1,117,462
                                             ===========          =====        ===     =========        =========


CHANGES IN UNITS:
  Beginning units ......................          48,820              -          -        71,051           48,159
                                             ------------         -----        ---     ---------         --------
  Units purchased ......................         663,770              -          -        37,784           25,651
  Units redeemed .......................         (31,853)             -          -       (16,510)         (18,755)
                                             ------------         -----        ---     ---------         --------

  Ending units .........................         680,737              -          -        92,325           55,055
                                             ===========          =====        ===     =========        =========



                                                                          NSATStrGro                           StintStk2
                                                                          ----------                          ---------
                                                                             1999                  2001          2000         1999
Net investment income ......................................                  (49)                  (62)           -             -
  Realized gain (loss) on investments ......................                  503               (11,910)           -             -
  Change in unrealized gain (loss)
   on investments ..........................................                5,388                (1,083)           -             -
  Reinvested capital gains .................................                    -                   396            -             -
                                                                           ------               -------          ---           ---
    Net increase (decrease) in
     contract owners' equity
     resulting from operations .............................                5,842               (12,659)           -             -
                                                                           ------               -------          ---           ---
  Equity transactions:
  Purchase payments received from
   contract owners .........................................               15,613               176,923            -             -
  Transfers between funds ..................................               26,879              (139,877)           -             -
  Surrenders ...............................................                    -                     -            -             -
  Death benefits ...........................................                    -                     -            -             -
  Policy loans (net of repayments) (note ...................                    -                     -            -             -

  Deductions for surrender charges .........................                    -                     -            -             -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .......................................                 (770)              (13,259)           -             -
                                                                           ------               -------          ---           ---
    Net equity transactions ................................               41,722                23,787            -             -
                                                                           ------               -------          ---           ---

  Net change in contract owners' equity ....................               47,564                11,128            -             -
  Contract owners' equity beginning
   of period ...............................................                    -                     -            -             -
                                                                           ------               -------          ---           ---
  Contract owners' equity end of period ....................               47,564                11,128            -             -
                                                                           ======               =======          ===           ===


CHANGES IN UNITS:
  Beginning units ..........................................                    -                     -            -             -
                                                                           ------               -------          ---           ---
  Units purchased ..........................................                3,667                 1,410            -             -
  Units redeemed ...........................................                  (57)                   (2)           -             -
                                                                           ------               -------          ---           ---
  Ending units .............................................                3,610                 1,408            -             -
                                                                           ======               =======          ===           ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                MSUEmMkt                                 MSUMCapGr
                                                                --------                                 ---------
                                               2001              2000             1999            2001     2000     1999
Investment activity:
  Net investment income ................     $   (1,113)           (476)           (230)             (6)       -       -
  Realized gain (loss) on investments ..          9,712          (2,757)          9,098            (269)       -       -
  Change in unrealized gain (loss)
   on investments .......................        18,371          31,192           9,575           1,021        -       -
  Reinvested capital gains .............              -               -               -               -        -       -
                                             ----------        --------         -------          ------      ---     ---
  Net increase (decrease) in
   contract owners' equity
   resulting from operations ............        26,970          27,959          18,443             746        -       -
                                             ----------        --------         -------          ------      ---     ---
  Equity transactions:
  Purchase payments received from
   contract owners ......................           292          27,962          42,135           3,017        -       -
  Transfers between funds ..............       (239,402)        457,514          35,983          48,400        -       -
  Surrenders ...........................              -               -               -               -        -       -
  Death benefits .......................           (793)              -               -               -        -       -
  Policy loans (net of repayments) (note 4)           -               -               -               -        -       -

  Deductions for surrender charges .....              -               -               -               -        -       -
  Redemptions to pay cost of insurance
   charges and administration charges
    (notes 2b and 2c) ....................       (6,859)         (7,770)         (2,383)             (8)       -       -
                                             ----------        --------         -------          ------      ---     ---
    Net equity transactions ..............     (246,762)        477,706          75,735          51,409        -       -
                                             ----------        --------         -------          ------      ---     ---

  Net change in contract owners' equity        (219,792)        505,665          94,178          52,155        -       -
   Contract owners' equity beginning
    of period ............................      620,755          61,956          90,735               -        -       -
                                             ----------        --------         -------          ------      ---     ---
  Contract owners' equity end of period      $  400,963         567,621         184,913          52,155        -       -
                                             ==========        ========         =======          ======      ===     ===

CHANGES IN UNITS:
Beginning units ......................         64,183           7,107          13,412               -          -       -
                                           ----------        --------         -------          ------        ---     ---
Units purchased ......................              -          54,488          11,314           7,287          -       -
Units redeemed .......................        (24,536)           (342)           (479)              -          -       -
                                           ----------        --------         -------          ------        ---     ---
Ending units .........................         39,647          61,253          24,247           7,287          -       -
                                           ==========        ========         =======          ======        ===     ===

                                                               MSUUSRealE
                                                               ----------
                                                 2001            2000              1999
Investment activity:
  Net investment income ................         (2,179)         21,689           7,034
  Realized gain (loss) on investments ..         (1,968)         10,217          27,560
  Change in unrealized gain (loss)
   on investments .......................        122,673          15,670           2,328
  Reinvested capital gains .............               -               -               -
                                                 -------         -------         -------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ............      118,526          47,576          36,922
                                                 -------         -------         -------
  Equity transactions:
  Purchase payments received from
   contract owners ......................        391,618         121,105         235,712
  Transfers between funds ..............        752,965        (288,128)          5,451
  Surrenders ...........................        (70,683)              -               -
  Death benefits .......................         (7,744)              -               -
  Policy loans (net of repayments) (note 4)     (85,216)              -               -
  Deductions for surrender charges .....              -               -               -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ....................        118,335          (6,795)        (11,659)
                                               ---------        --------        --------
    Net equity transactions ..............     1,099,275        (173,818)        229,504
                                               ---------        --------        --------
  Net change in contract owners' equity        1,217,801        (126,242)        266,426
  Contract owners' equity beginning
   of period ............................        427,902         439,508          14,393
                                               ---------        --------        --------
  Contract owners' equity end of period        1,645,703         313,266         280,819
                                               =========         =======         =======


CHANGES IN UNITS:
  Beginning units ......................          39,041          51,147           1,612
                                               ---------        --------        --------
  Units purchased ......................         100,565          13,655          27,924
  Units redeemed .......................            (403)        (32,837)           (491)
                                               ---------        --------        --------
  Ending units .........................         139,203          31,965          29,045
                                               =========         =======         =======

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                  VEWwEmgMkt                                VEWwHrdAst
                                                                  ----------                                ----------
                                                    2001             2000           1999          2001         2000             1999
Investment activity:
  Net investment income ....................     $  (1,259)        (1,117)          (402)       5,306          2,828          1,111
  Realized gain (loss) on investments ......      (305,799)        76,977         20,325       33,381         12,544         22,954
  Change in unrealized gain (loss)
   on investments ..........................       301,375       (140,409)        69,765      (52,566)        11,597          5,720
  Reinvested capital gains .................             -              -              -            -              -              -
                                                 ---------       --------         ------     --------         ------        -------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations .............        (5,683)       (64,549)        89,688      (13,879)        26,969         29,785
                                                 ---------       --------         ------     --------         ------        -------
  Equity transactions:
  Purchase payments received from
   contract owners .........................       215,021        137,675         76,780       18,272         21,688         26,089
  Transfers between funds ..................      (659,757)       118,188        (30,073)    (110,427)        69,448         40,017
  Surrenders ...............................             -              -              -            -              -              -
  Death benefits ...........................             -              -              -            -              -              -
  Policy loans (net of repayments) (note 4).             -              -              -            -              -              -

  Deductions for surrender charges .........             -              -              -            -              -              -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .......................       180,647         (9,236)        (5,415)      46,616         (4,727)        (2,224)
                                                 ---------       --------         ------     --------         ------        -------
    Net equity transactions ................      (264,089)       246,627         41,292      (45,539)        86,409         63,882
                                                 ---------       --------         ------     --------         ------        -------

  Net change in contract owners' equity ....      (269,772)       182,078        130,980      (59,418)       113,378         93,667
   Contract owners' equity beginning
    of period ..............................       912,010        482,197        133,153      514,935        315,168         82,749
                                                 ---------       --------         ------     --------        -------       --------
  Contract owners' equity end of period ....     $ 642,238        664,275        264,133      455,517        428,546        176,416
                                                 =========       ========        =======     ========        =======       ========


CHANGES IN UNITS:
  Beginning units ..........................       124,869         38,228         21,058       56,278         38,220         12,094
                                                 ---------       --------         ------     --------        -------       --------
  Units purchased ..........................        44,113         22,726         11,481       14,660         12,491         10,089
  Units redeemed ...........................       (80,231)          (708)        (3,857)     (19,295)          (605)          (334)
                                                 ---------       --------         ------     --------        -------       --------
  Ending units .............................        88,751         60,246         28,682       51,643         50,106         21,849
                                                 =========       ========        =======     ========        =======       ========

See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT- C

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 2001, 2000 AND 1999
                                   (UNAUDITED)


(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (a) Organization and Nature of Operations

             The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

             On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

             The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

         (b) The Contracts

             Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

             Contract owners may invest in the following:

             Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
               American Century VP - American Century VP Balanced (ACVPBal)
               American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
               American Century VP - American Century VP Income & Growth (ACVPIncGr)
               American Century VP - American Century VP International (ACVPInt)
               American Century VP - American Century VP Value (ACVPValue)

             Portfolios of the Credit Suisse Warburg Pincus Trust;
               Credit Suisse Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGlPVenCp)
               Credit Suisse Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
               Credit Suisse Warburg Pincus Trust - Small Company Growth (WPSmCoGr)
               Credit Suisse Warburg Pincus Trust - Value Portfolio (WPValue)

             The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

             Dreyfus Stock Index Fund (DryStkIx)

             Dreyfus IP - European Equity Portfolio (DryEuroEq)

             Fund of the Dreyfus - Nationwide Separate Account Trust (NSAT);
               Dreyfus NSAT - Mid Cap Index Fund (NSATMidCap)

             Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
               Dreyfus VIF - Appreciation Portfolio (DryVApp)
               Dreyfus VIF - Growth & Income (DryVGrInc)

             Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

             Funds of the Federated - Nationwide Separate Account Trust (NSAT);
               Federated NSAT - Equity-Income Fund (NSATEqInc)
               Federated NSAT - High Income Bond Fund (NSATHIncBd)

             Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
               Fidelity VIP - Equity-Income Portfolio - Initial Class (FidVEqIn)
               Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
               Fidelity VIP - Growth Portfolio - Initial Class (FidVGr)
               Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
               Fidelity VIP - High Income Portfolio - Initial Class (FidVHiIn)
               Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
               Fidelity VIP - Overseas Portfolio - Initial Class (FidVOvSe)
               Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)

             Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
               Fidelity VIP-II - Asset Manager Portfolio - Initial Class (FidVAM)
               Fidelity VIP-II - Contrafund Portfolio - Initial Class (FidVCon)
               Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)

             Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
               Fidelity VIP-III - Growth Opportunities Portfolio - Initial Class (FidVGrOp)
               Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)

             Funds of the Gartmore NSAT;
               *Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
               *Gartmore NSAT - Global Technology and Communications Fund (NSATGTecGM)
               *Gartmore NSAT - International Growth Fund (NSATIntGGM)

             Fund of the J.P. Morgan - Nationwide Separate Account Trust (NSAT);
               J.P. Morgan NSAT - Balanced Fund (NSATBal)

             Portfolios of Janus Aspen Fund Series;
               Janus Aspen Series - Capital Appreciation Portfolio - Service Class (JanACapApS)
               Janus Aspen Series - Global Technology Portfolio - Service Class (JanAGlTchS)
               Janus Aspen Series - International Growth Portfolio - Service Class (JanAIntGrS)

             Fund of the MAS - Nationwide Separate Account Trust (NSAT);
               MAS NSAT - Multi Sector Bond Fund (NSATMSecBd)

             Funds of the Nationwide Separate Account Trust (Nationwide SAT);
               Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
               Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
               Nationwide SAT - Government Bond Fund (NSATGvtBd)
               Nationwide SAT - Money Market Fund (NSATMMkt)
               Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
               Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
               Nationwide SAT - Small Company Fund (NSATSmCo)
               Nationwide SAT - Strategic Value Fund (NSATStrVal)
               Nationwide SAT - Total Return Fund (NSATTotRtn)

             Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
               Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
               Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
               Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
               Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
               Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

             Funds of the Oppenheimer Variable Account Funds;
               Oppenheimer - Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer - Bond Fund/VA (OppBdVA)
               Oppenheimer - Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer - Global Securities Fund/VA (OppGlSecVA) Oppenheimer - Main Street Growth & Income Fund/VA (OppMGrInVA) Oppenheimer - Multiple Strategies Fund/VA (OppMltStVA)


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT- C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


         Strong Opportunity Fund II, Inc. (StOpp2)

         Fund of the Strong - Nationwide Separate Account Trust (NSAT);

            Strong NSAT - Mid Cap Growth Fund (NSATStrGro)

         Strong Variable Insurance Funds, Inc. - Strong International Stock
          Fund II (StIntStk2)

         Fund of the Turner - Nationwide Separate Account Trust (NSAT);
            *Turner NSAT - Growth Focus Fund (NSATGFocTU)

         Portfolios of the Universal Institutional Funds (UIF), Inc.;
            The Universal Institutional Funds, Inc. - Emerging Markets Debt
             Portfolio (MSUEmMkt)
               (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
            The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio
             (MSUMCapGr)
            The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio
             (MSUUSRealE)
               (formerly Van Kampen LIT - Morgan Stanley - Real Estate
                Securities Portfolio)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

             At June 30, 2001, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

             The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

             A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

             Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

        (c)  Security Valuation, Transactions and Related Investment Income

             The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

        (d)  Federal Income Taxes

             Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

        (e)  Use of Estimates in the Preparation of Financial Statements

             The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a)  Deductions from Premium

         The Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

    (b)  Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c)  Administrative Charges

         The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years. On a guaranteed basis this charge is $10.00 per month in all policy years.

(3)  ASSET CHARGES

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier corporate flexible premium contracts the current rate is .10% for all policy years. Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.
     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT- C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(6)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the expense ratios and total return for each of the two years in the six-month period ended June 30, 2001.

     The following is a summary for 2001:

                                                                            Unit           Contract                  Total
                                                            Units       Fair Value     Owners' Equity   Expenses*   Return**
                                                            -----       ----------     --------------   ---------   --------
The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

 American Century VP Balanced .........................      43,274      9.981918       $   431,958        0.37%     -0.18% 01/02/01
 American Century VP Capital Appreciation .............      85,085     13.127018         1,116,912        0.37%     -7.88%
 American Century VP Income & Growth ..................     422,654     10.942107         4,624,725        0.38%     -4.00%
 American Century VP International ....................   1,371,840     10.537256        14,455,429        0.39%    -20.31%
 American Century VP Value ............................     558,169     11.655930         6,505,979        0.37%      7.00%
 Credit Suisse Warburg Pincus Trust -
  Global Post-Venture Capital Portfolio ...............      82,456      9.563256           788,548        0.38%    -19.76%
 Credit Suisse Warburg Pincus Trust -
  International Equity Portfolio ......................      31,301      8.417725           263,483        0.40%    -16.10%
 Credit Suisse Warburg Pincus Trust -
  Small Company Growth Portfolio ......................     589,337      9.279056         5,468,490        0.38%     -7.21%
 Credit Suisse Warburg Pincus Trust -
  Value Portfolio .....................................      15,745     11.765980           185,255        0.41%      3.10%
 The Dreyfus Socially Responsible
  Growth Fund, Inc.  ..................................      34,478     10.967194           378,127        0.37%    -14.29%
 Dreyfus Stock Index Fund .............................   4,213,282     11.131574        46,900,460        0.38%     -7.02%
 Dreyfus NSAT - Mid Cap Index Fund ....................     150,898     13.635218         2,057,527        0.38%      0.46%
 Dreyfus VIF - Appreciation Portfolio .................   1,253,544     11.330924        14,203,812        0.38%     -6.44%
 Dreyfus VIF - Growth and Income Portfolio ............      84,805     10.176558           863,023        0.40%      1.77% 01/02/01
 Federated Insurance Series -
  Quality Bond Fund II ................................      29,019     11.206725           325,208        0.39%      3.49%
 Federated NSAT - Equity Income Fund ..................   1,340,003     10.123978        13,566,161        0.40%     -8.93%
 Federated NSAT - High Income Bond Fund ...............     260,400      9.627057         2,506,886        0.39%      2.02%
 Fidelity VIP - Equity-Income Portfolio: Initial Class.     217,462     10.008041         2,176,369        0.38%      0.08%
 Fidelity VIP -
  Equity-Income Portfolio: Service Class ..............     338,435     11.176442         3,782,499        0.39%     -1.18% 01/02/01
 Fidelity VIP -
  Growth Portfolio: Initial Class .....................     664,286      9.406607         6,248,677        0.37%     -5.93% 01/02/01
 Fidelity VIP - Growth Portfolio: Service Class........   1,017,754     13.156825        13,390,411        0.37%     -9.85%
 Fidelity VIP - High Income Portfolio: Initial Class ..     154,664      9.274521         1,434,435        0.42%     -7.25% 01/02/01
 Fidelity VIP -
  High Income Portfolio: Service Class ................     189,231      6.918521         1,309,199        0.41%     -7.38%
 Fidleity VIP - Overseas Portfolio: Initial Class......     352,460      8.877278         3,128,885        0.41%    -11.23% 01/02/01
 Fidelity VIP - Overseas Portfolio: Service Class......     486,273      9.597940         4,667,219        0.37%    -11.66%
 Fidelity VIP II - Asset Manager Portfolio ............     976,093      9.790330         9,556,273        0.41%     -2.10% 01/02/01
 Fidelity VIP II - Contrafund Portfolio ...............     128,202      9.286377         1,190,532        0.40%     -7.14% 01/02/01

                                                                         Unit         Contract                      Total
                                                          Units      Fair Value    Owners' Equity       Expenses*   Return**
                                                          -----      ----------    --------------       ---------   --------
Fidelity VIP II - Contrafund Portfolio:
 Service Class ....................................      465,633      11.700382       5,448,084           0.39%    -10.18%
Fidelity VIP III - Growth Opportunities Portfolio:
 Initial Class ....................................      100,427       9.446605         948,694           0.40%     -5.53% 01/02/01
Fidelity VIP III - Growth Opportunities Portfolio:
Service Class ....................................       266,141       8.765663       2,332,902           0.39%     -8.96%
J.P. Morgan NSAT - Balanced Fund .................       233,951       9.796636       2,291,933           0.38%     -1.85%
Janus Aspen Series -
 Capital Appreciation Portfolio ..................        44,611       7.075945         315,665           0.40%    -13.77%
Janus Aspen Series - Global Technology Portfolio .       232,759       4.846864       1,128,151           0.41%    -26.09%
Janus Aspen Series -
 International Growth Portfolio ..................        85,995       6.948904         597,571           0.38%    -15.70%
MAS NSAT - Multi Sector Bond Fund ................       139,140      10.694913       1,488,090           0.37%      0.56%
Nationwide SAT - Capital Appreciation Fund .......       355,826       6.678422       2,376,356           0.38%    -21.48%
Nationwide SAT - Global 50 Fund ..................        93,015       9.486334         882,371           0.40%    -14.48%
Nationwide SAT - Government Bond Fund ............     2,250,748      11.885230      26,750,658           0.40%      2.23%
Nationwide SAT - Money Market Fund ...............     7,579,943      11.621155      88,087,692           0.38%      2.11%
Nationwide SAT - Small Cap Growth Fund -
 Initial Funding by Depositor (see note 1a) ......       100,000      16.318510       1,631,851           0.00%     -5.05%
Nationwide SAT - Small Cap Growth Fund ...........        65,720      16.178351       1,063,241           0.39%     -5.24%
Nationwide SAT - Small Cap Value Fund ............       545,790      15.824999       8,637,126           0.40%     30.77%
Nationwide SAT - Small Company Fund ..............       808,665      13.873709      11,219,183           0.39%     -1.54%
Nationwide SAT - Strategic Value Fund ............        56,474       9.340562         527,499           0.37%     -0.66%
Nationwide SAT - Total Return Fund ...............        25,351       9.683519         245,487           0.39%     -8.07%
Neuberger Berman AMT - Growth Portfolio ..........       410,698       8.889028       3,650,706           0.41%    -11.11% 01/02/01
Neuberger Berman AMT - Guardian Portfolio ........       119,705      10.917855       1,306,922           0.39%      1.39%
Neuberger Berman AMT -
 Limited Maturity Bond Portfolio .................       483,040      10.398570       5,022,925           0.39%      3.99% 01/02/01
Neuberger Berman AMT -
 Mid-Cap Growth Portfolio ........................        98,726      13.794987       1,361,924           0.38%    -13.56%
Neuberger Berman AMT - Partners Portfolio ........       722,438       9.931453       7,174,859           0.38%     -0.84%
Oppenheimer Aggressive Growth Fund/VA ............       781,043      11.409356       8,911,198           0.40%    -27.14%
Oppenheimer Bond Fund/VA .........................        74,452      10.434281         776,853           0.38%      4.34% 01/02/01
Oppenheimer Capital Appreciation Fund/VA .........       595,510      14.187344       8,448,705           0.38%     -5.07%
Oppenheimer Global Securities Fund/VA ............       229,957       8.753305       2,012,884           0.41%     -8.56%
Oppenheimer Main Street
 Growth & Income Fund/VA .........................        54,431       9.241561         503,027           0.38%     -6.14%
Oppenheimer Multiple Strategies Fund/VA ..........       104,602      10.590054       1,107,741           0.40%      5.90% 01/02/01
Strong Opportunity Fund II, Inc. .................       680,737       9.835165       6,695,161           0.39%     -0.16%
Strong NSAT - Mid Cap Growth Fund ................        92,325      14.043826       1,296,596           0.38%    -13.94%
Strong VIF, Inc. - International Stock Fund II ...         1,408       7.903595          11,128           0.40%    -12.64%
UIF, Inc. - Emerging Markets Debt Portfolio ......        39,647      10.113332         400,963           0.39%      4.57%
UIF, Inc. - Mid Cap Growth Portfolio .............         7,287       7.157233          52,155           0.40%    -17.55%
UIF, Inc. - U.S. Real Estate Portfolio ...........       139,203      11.822324       1,645,703           0.41%      7.86%


                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT- C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        Unit           Contract                        Total
                                                          Units      Fair Value     Owners' Equity      Expenses*    Return**
                                                          -----      ----------     --------------      ---------    --------
 Van Eck WIT -
  Worldwide Emerging Markets Fund ...............         88,751       7.236408          642,238           0.39%       -0.92%
 Van Eck WIT - Worldwide Hard Assets Fund .......         51,643       8.820502          455,517           0.38%       -3.60%

The BEST of AMERICA(R)
America's FUTURE Life Series(SM) Reduced Fee Tier:
 American Century VP Income & Growth ............        237,289       9.888619        2,346,461           0.09%       -3.86%
 American Century VP International ..............         88,927      10.606504          943,205           0.09%      -20.19%
 Dreyfus Stock Index Fund .......................        290,238       9.644728        2,799,267           0.08%       -6.88%
 Fidelity VIP - Growth Portfolio: Service Class .        730,098      10.067935        7,350,579           0.08%       -9.71%
 Janus Aspen Series -
  International Growth Portfolio ................         19,406       6.978600          135,427           0.10%      -15.57%
 MAS NSAT - Multi Sector Bond Fund ..............          4,115      10.809424           44,481           0.10%        0.71%
 Nationwide SAT - Government Bond Fund ..........        698,203      11.384642        7,948,791           0.09%        2.38%
 Nationwide SAT - Money Market Fund .............        473,416      11.219674        5,311,573           0.09%        2.26%
 Neuberger Berman AMT - Guardian Portfolio ......         82,979      11.243700          932,991           0.10%        1.54%
 Oppenheimer Aggressive Growth Fund/VA ..........        315,303      10.744305        3,387,712           0.10%      -27.03%
 Oppenheimer Capital Appreciation Fund/VA .......        229,855      12.537813        2,881,879           0.09%       -4.93%
                                                         =======      =========     ============
                                                                                    $403,058,607
                                                                                    ============

The following is a summary for 2000:

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):
American Century VP Income & Growth ...          346,363      $12.320813      $ 4,267,474            0.41%       -3.77%
American Century VP International .....          343,607       14.970741        5,144,051            0.39%       -6.20%
American Century VP Value .............           78,422        8.869662          695,577            0.38%       -4.19%
Credit Suisse Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio            62,643       15.467356          968,922            0.40%        4.78%
Credit Suisse Warburg Pincus Trust -
 International Equity Portfolio .......           29,432       12.380758          364,390            0.38%       -8.92%
Credit Suisse Warburg Pincus Trust -
 Value Portfolio ......................           22,920       10.242976          234,769            0.41%       -2.63%
The Dreyfus Socially Responsible
 Growth Fund, Inc. ....................           33,077       14.778256          488,820            0.41%        2.35%
Dreyfus Stock Index Fund ..............        2,694,550       13.150463       35,434,580            0.40%       -0.75%
Dreyfus IP - European Equity Portfolio             2,148       13.207837           28,370            0.40%        2.25%
Dreyfus NSAT - Mid Cap Index Fund .....           81,246       12.775205        1,037,934            0.42%        8.00%
Dreyfus VIF - Appreciation Portfolio ..          195,232       12.555931        2,451,320            0.39%        2.59%
Federated Insurance Series -
 Quality Bond Fund II .................           44,144       10.131263          447,234            0.39%        2.93%
Federated NSAT - Equity Income Fund ...           22,568       12.681211          286,190            0.39%        1.55%
Federated NSAT - High Income Bond Fund           142,533       10.153681        1,447,235            0.41%       -1.69%
Fidelity VIP - Equity-Income Portfolio:
 Service Class ........................          236,987       10.174924        2,411,325            0.38%       -2.95%

                                                                        Unit          Contract                      Total
                                                          Units      Fair Value    Owners' Equity      Expenses*   Return**
                                                          -----      ----------    --------------      ---------   --------
Fidelity VIP - Growth Portfolio: Service Class ...       910,558      17.274959      15,729,852           0.38%      4.85%
Fidelity VIP - High Income Portfolio:
 Service Class ...................................       235,156       9.193344       2,161,870           0.42%     -5.14%
Fidelity VIP - Overseas Portfolio: Service Class .       291,200      12.785880       3,723,248           0.37%     -5.23%
Fidelity VIP II - Contrafund Portfolio:
 Service Class ...................................       416,155      13.802556       5,744,003           0.39%     -1.55%
Fidelity VIP III - Growth Opportunities Portfolio:
 Service Class ...................................       197,046      11.216967       2,210,258           0.38%     -3.89%
J.P. Morgan NSAT - Balanced Fund .................        94,375      10.305507         972,582           0.40%      2.48%
Janus Aspen Series - Global Technology Portfolio .        32,762       9.793559         320,857           0.39%     -2.06% 01/27/00
Janus Aspen Series -
 International Growth Portfolio ..................         4,914      10.121953          49,739           0.41%      1.22% 01/27/00
MAS NSAT - Multi Sector Bond Fund ................       243,286      10.336948       2,514,835           0.38%      2.28%
Nationwide SAT - Capital Appreciation Fund .......       214,512      11.687690       2,507,150           0.40%      0.56%
Nationwide SAT - Global 50 Fund ..................        67,747      12.596704         853,389           0.38%     -0.83%
Nationwide SAT - Government Bond Fund ............       814,693      10.768906       8,773,352           0.41%      3.82%
Nationwide SAT - Money Market Fund ...............     2,043,769      11.058539      22,601,099           0.41%      2.61%
Nationwide SAT - Small Cap Growth Fund ...........        43,778      21.463633         939,635           0.36%      4.97%
Nationwide SAT - Small Cap Growth Fund -
 Initial Funding by Depositor (see note 1a) ......       100,000      21.463633       2,146,363           0.00%      4.97%
Nationwide SAT - Small Cap Value Fund ............       105,726      12.104291       1,279,738           0.38%     10.79%
Nationwide SAT - Small Company Fund ..............       325,780      13.954146       4,545,982           0.42%      7.41%
Nationwide SAT - Strategic Value Fund ............        12,984       8.642631         112,216           0.40%     -1.48%
Nationwide SAT - Total Return Fund ...............        16,643      11.146280         185,508           0.40%      3.16%
Neuberger Berman AMT - Guardian Portfolio ........        55,377      11.067843         612,904           0.41%      3.53%
Neuberger Berman AMT -
 Mid-Cap Growth Portfolio ........................        78,414      19.491297       1,528,391           0.40%     12.57%
Neuberger Berman AMT - Partners Portfolio ........       126,555       9.911052       1,254,293           0.39%     -0.74%
Oppenheimer Aggressive Growth Fund/VA ............       214,632      21.426999       4,598,920           0.40%     20.97%
Oppenheimer Capital Appreciation Fund/VA .........       182,060      16.423157       2,990,000           0.41%      9.20%
Oppenheimer Main Street
 Growth & Income Fund/VA .........................        47,368      10.835167         513,240           0.39%     -0.01%
Strong NSAT - Mid Cap Growth Fund ................        55,055      20.297188       1,117,462           0.41%      4.83%
UIF, Inc. - Emerging Markets Debt Portfolio ......        61,253       9.266834         567,621           0.39%      6.30%
UIF, Inc. - U.S. Real Estate Portfolio ...........        31,965       9.800269         313,266           0.40%     14.05%
Van Eck WIT - Worldwide Emerging Markets Fund ....        60,246      11.026051         664,275           0.38%    -12.59%
Van Eck WIT - Worldwide Hard Assets Fund .........        50,106       8.552782         428,546           0.40%      3.72%

The BEST of AMERICA(R)
America's FUTURE Life Series(SM) Reduced Fee Tier:
 American Century VP Income & Growth ..............      290,354      11.101352       3,223,322           0.09%     -3.62%
 American Century VP International ................       61,417      15.024102         922,735           0.09%     -6.06%
 Dreyfus Stock Index Fund .........................      325,655      11.359939       3,699,421           0.09%     -0.60%
 Fidelity VIP - Growth Portfolio: Service Class ...      501,080      13.179722       6,604,095           0.10%      5.01%
 Janus Aspen Series -
  International Growth Portfolio ..................       19,438      10.134840         197,001           0.10%      1.35% 01/27/00


                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT- C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                Unit          Contract                      Total
                                                  Units      Fair Value    Owners' Equity     Expenses*    Return**
                                                  -----      ----------    --------------     ---------    --------
MAS NSAT - Multi Sector Bond Fund .......          5,259      10.416467          54,780          0.10%       2.44%
Nationwide SAT - Government Bond Fund ...        739,786      10.284568       7,608,379          0.10%       3.98%
Nationwide SAT - Money Market Fund ......        197,921      10.644566       2,106,783          0.09%       2.77%
Neuberger Berman AMT - Guardian Portfolio         32,870      11.364157         373,540          0.09%       3.68%
Oppenheimer Aggressive Growth Fund/VA ...         69,127      20.117568       1,390,667          0.09%      21.15%
Oppenheimer Capital Appreciation Fund/VA         119,850      14.470324       1,734,268          0.09%       9.36%
                                                 =======      =========    ------------
                                                                           $175,583,776
                                                                           ============

The following is a summary for 1999:

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

American Century VP Income & Growth ..............          196,203      $11.930918      $ 2,340,882            0.40%      9.54%
American Century VP International ................          156,839       10.465323        1,641,371            0.40%      7.14%
American Century VP Value ........................           17,739       10.585835          187,782            0.39%     12.92%
Credit Suisse Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio ...........           25,421       10.199319          259,277            0.42%     12.51%
Credit Suisse Warburg Pincus Trust -
 International Equity Portfolio ..................           38,500        9.491713          365,431            0.40%      6.70%
Credit Suisse Warburg Pincus Trust -
 Value Portfolio .................................           16,980       11.434266          194,154            0.41%     15.02%
The Dreyfus Socially Responsible
 Growth Fund, Inc. ...............................           17,904       12.543738          224,583            0.39%     12.55%
Dreyfus Stock Index Fund .........................        1,715,617       12.344504       21,178,441            0.39%     11.92%
Dreyfus NSAT - Mid Cap Index Fund ................               67       10.856013              727            0.40%     10.54%
Dreyfus VIF - Appreciation Portfolio .............           93,377       11.830098        1,104,659            0.40%      7.30%
Federated NSAT - Equity Income Fund ..............           20,366       11.620929          236,672            0.38%      9.82%
Federated NSAT - High Income Bond Fund ...........           33,475       10.304749          344,951            0.42%      2.54%
Fidelity VIP - Equity-Income Portfolio:
 Service Class ...................................           25,566       11.140410          284,816            0.39%     12.45%
Fidelity VIP - Growth Portfolio: Service Class ...          361,035       13.751919        4,964,924            0.40%     14.14%
Fidelity VIP - High Income Portfolio:
 Service Class ...................................          239,446        9.693786        2,321,138            0.39%      7.67%
Fidelity VIP - Overseas Portfolio: Service Class .           83,286       10.254973          854,096            0.39%      7.86%
Fidelity VIP II - Contrafund Portfolio:
 Service Class ...................................          220,534       12.580736        2,774,480            0.38%     10.96%
Fidelity VIP III - Growth Opportunities Portfolio:
 Service Class ...................................          124,317       11.947796        1,485,314            0.37%      6.22%
J.P. Morgan NSAT - Balanced Fund .................           82,244       10.584906          870,545            0.39%      5.75%
MAS NSAT - Multi Sector Bond Fund ................           36,005        9.862919          355,114            0.41%     -1.28%
Nationwide SAT - Capital Appreciation Fund .......          123,800       12.501259        1,547,656            0.38%     11.71%
Nationwide SAT - Global 50 Fund ..................           33,140       11.249540          372,810            0.39%      8.43%
Nationwide SAT - Government Bond Fund ............          451,382       10.411381        4,699,510            0.38%     -2.37%
Nationwide SAT - Money Market Fund ...............          651,223       10.535947        6,861,251            0.38%      2.09%

                                                                       Unit         Contract                   Total
                                                         Units      Fair Value   Owners' Equity   Expenses*   Return**
                                                         -----      ----------   --------------   ---------   --------
  Nationwide SAT - Small Cap Growth Fund -
   Initial Funding by Depositor (see note 1a) ..        100,000      11.262862       1,126,286      0.38%      12.63%
  Nationwide SAT - Small Cap Value Fund ........        136,263      10.590528       1,443,097      0.38%      23.42%
  Nationwide SAT - Small Company Fund ..........        127,081       9.727700       1,236,206      0.38%       7.41%
  Nationwide SAT - Strategic Value Fund ........         26,211       9.856191         258,341      0.38%       8.47%
  Nationwide SAT - Total Return Fund ...........          2,869      11.212270          32,168      0.41%      10.53%
  Neuberger Berman AMT - Guardian Portfolio ....        127,307      10.928637       1,391,292      0.42%      17.02%
  Neuberger Berman AMT -
   Mid-Cap Growth Portfolio ....................        135,164      11.852112       1,601,979      0.41%       4.92%
  Neuberger Berman AMT - Partners Portfolio ....        105,121      10.555488       1,109,603      0.39%      13.05%
  Oppenheimer Aggressive Growth Fund/VA ........         91,474      11.698025       1,070,065      0.39%      20.77%
  Oppenheimer Capital Appreciation Fund/VA .....         22,876      12.321204         281,860      0.42%      15.59%
  Oppenheimer Main Street
   Growth & Income Fund/VA .....................         93,526      10.227355         956,524      0.39%      14.41%
  Strong NSAT - Mid Cap Growth Fund ............          3,610      13.175713          47,564      0.39%      25.22%
  UIF, Inc. - Emerging Markets Debt Portfolio ..         24,247       7.626214         184,913      0.40%      12.73%
  UIF, Inc. - U.S. Real Estate Portfolio .......         29,045       9.668428         280,819      0.40%       8.29%
  Van Eck WIT -
   Worldwide Emerging Markets Fund .............         28,682       9.209003         264,133      0.39%      45.64%
  Van Eck WIT - Worldwide Hard Assets Fund .....         21,849       8.074329         176,416      0.41%      18.01%

The BEST of AMERICA(R)
America's FUTURE Life Series(SM) Jumbo Tier:
  American Century VP Income & Growth ..........        139,253      10.717821       1,492,489      0.09%       7.18% 04/01/99
  American Century VP International ............         14,498      10.471172         151,811      0.09%       4.71% 04/01/99
  Dreyfus Stock Index Fund .....................        276,031      10.631744       2,934,691      0.09%       6.32% 04/01/99
  Fidelity VIP - Growth Portfolio: Service Class        165,208      10.460406       1,728,143      0.09%       4.60% 04/01/99
  MAS NSAT - Multi Sector Bond Fund ............          4,095       9.908985          40,577      0.10%      -0.91% 04/01/99
  Nationwide SAT - Government Bond Fund ........         65,024       9.913287         644,602      0.08%      -0.87% 04/01/99
  Neuberger Berman AMT - Guardian Portfolio ....          6,842      11.187560          76,545      0.10%      11.88% 04/01/99
  Oppenheimer Aggressive Growth Fund/VA ........          3,344      10.950258          36,618      0.10%       9.50% 04/01/99
  Oppenheimer Capital Appreciation Fund/VA .....         55,741      10.823581         603,317      0.10%       8.24% 04/01/99
                                                      =========      =========    ------------
                                                                                  $ 74,640,643
                                                                                  ============

* This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
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